STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         VISIONARY AND VISIONARY CHOICE

              Flexible Premium Deferred Variable Annuity Contracts

                                 Issued Through

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT 1

                                   Offered by

                        IL ANNUITY AND INSURANCE COMPANY
                           2960 North Meridian Street
                           Indianapolis, Indiana 46208

                              --------------------

      This Statement of Additional Information expands upon subjects discussed in the current Prospectus for each of the Visionary and Visionary Choice flexible premium deferred variable annuity contracts (each, the "Contract") offered by IL Annuity and Insurance Company ("we", "us", "our").

      You may obtain a copy of the Prospectus for the Visionary and Visionary Choice Contract dated May 1, 2000 by calling 1-888-232-6486 or by writing to the Service Center: IL Annuity and Insurance Company, c/o USA Administration Services, Inc., 400 West Market Street, 11th Floor, Louisville, KY 40202 or P.O. Box 34280, Louisville, KY 40232-4280. You may also fax the Service Center at 1-800-611-3587.

      This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE FUNDS.

      The date of this Statement of Additional Information is May 1, 2000 as revised on May 12, 2000.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
Additional Contract Provisions....................................................................................1
         The Contract.............................................................................................1
         Incontestability.........................................................................................1
         Incorrect Age or Sex.....................................................................................1
         Nonparticipation.........................................................................................1
         Options..................................................................................................2
         Tax Status of the Contracts..............................................................................2
Calculation of Variable Account and Adjusted Historic Portfolio Performance Data..................................3
         Money Market Variable Account Yields.....................................................................3
         Other Variable Account Yields............................................................................5
         Average Annual Total Returns for the Variable Accounts...................................................6
         Non-Standard Variable Account Total Returns..............................................................7
         Adjusted Historic Portfolio Performance Data.............................................................8
         Effect of the Contract Fee on Performance Data...........................................................8
         Other Information........................................................................................8
Historic Performance Data.........................................................................................9
         General Limitations......................................................................................9
         Variable Account Performance Figures.....................................................................9
         Adjusted Historical Portfolio Performance Figures.......................................................13
Net Investment Factor............................................................................................18
Variable Annuity Payments........................................................................................19
         Assumed Investment Rate.................................................................................20
         Amount of Variable Annuity Payments.....................................................................20
         Annuity Unit Value......................................................................................21
Illustration of Calculation of Annuity Unit Value................................................................21
Illustration of Variable Annuity Payments........................................................................22
Addition, Deletion or Substitution of Investments................................................................22
         Resolving Material Conflicts............................................................................22
Termination of Participation Agreements..........................................................................23
         The Alger American Fund.................................................................................23
         Fidelity Variable Insurance Products Fund and Fund II...................................................24
         First Eagle SoGen Variable Funds, Inc...................................................................24
         OCC Accumulation Trust..................................................................................25
         Royce Capital Fund......................................................................................26
         SAFECO Resource Series Trust............................................................................27
         T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price International Series, Inc.....................27
         Van Eck Worldwide Insurance Trust.......................................................................28
         Neuberger Berman Advisers Management Trust..............................................................28
         PIMCO Variable Insurance Trust..........................................................................29
Voting Rights....................................................................................................30
Safekeeping of Account Assets....................................................................................30
Service Fees.....................................................................................................31
Distribution of the Contracts....................................................................................31
Legal Matters....................................................................................................32
Experts .........................................................................................................32
Other Information................................................................................................32

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

      The entire contract is the Contract, the signed application, the data page, the endorsements, options and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless the application contains it.

      Any change in the Contract or waiver of its provisions must be in writing and signed by our President, a Vice President, Secretary or Assistant Secretary. No other person -- no agent or Registered Representative -- has authority to change or waive any provision of this Contract.

      Upon notice to you, we may modify the Contract if necessary to:

      o permit the Contract or the Separate Account to comply with any applicable law or regulation that a governmental agency issues; or

      o assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

      o effect a change in the operation of the Separate Account or to provide additional investment options.

      In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

      We will not contest the Contract from the Date of Issue.

INCORRECT AGE OR SEX

      We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the Annuity Start Date and the amount of the annuity payments by using the correct age and sex. If a misstatement of age or sex results in annuity payments that are too large, then we will charge the overpayments with compound interest against subsequent payments. If we have made payments that are too small, then we will pay the underpayments with compound interest upon receipt of notice of the underpayments. We will pay adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

      The Contract does not participate in our surplus earnings or profits.

OPTIONS

      Except in the limited circumstances described below, we will issue four options automatically upon the issuance of each Contract. These options provide for the waiver of the Withdrawal Charge in case of extended hospitalization, long term care, terminal illness, or the post secondary education of certain family members or the Annuitant, as provided in the option. There is no additional charge for the issuance of the options, which are available only at the issuance of the Contract. All options may not be available in all states.

TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

      REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to Qualified Contracts.

         CALCULATION OF VARIABLE ACCOUNT AND ADJUSTED HISTORIC PORTFOLIO
                                PERFORMANCE DATA

      We may advertise and disclose historic performance data for the Variable Accounts, including yields, standard annual total returns, and nonstandard measures of performance of the Variable Accounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET VARIABLE ACCOUNT YIELDS

      Advertisements and sales literature may quote the current annualized yield of the Money Market Variable Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

      We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical Variable Account under a Contract having a balance of one unit of the Money Market Variable Account at the beginning of the period. We divide that net change in Variable Account value by the value of the hypothetical Variable Account at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market Portfolio in which the hypothetical Variable Account invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical Variable Account.

      These charges and deductions include the per unit charges for the annualized Contract Fee, the mortality and expense risk charge and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit Contract Fee based on the $30 annualized Contract Fee that we deduct in four equal payments at the end of each Contract Quarter.

      We calculate the current yield by the following formula:

      Current Yield = ((NCS - ES)/UV) X (365/7)

      Where:

      NCS   =     the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.

      ES    =     per unit charges deducted from the hypothetical Variable
                  Account for the seven-day period.

      UV    =     the unit value for the first day of the seven-day period.

      We may also disclose the effective yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

      Effective Yield = (1 + ((NCS-ES)/UV))^365/7 - 1

      Where:

      NCS   =     the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical Variable Account having a balance of one Variable Account unit.

      ES    =     per unit charges deducted from the hypothetical Variable
                  Account for the seven-day period.

      UV    =     the unit value for the first day of the seven-day period.

      The Money Market Variable Account's yield is lower than the Money Market Portfolio's yield because of the charges and deductions that the Contract imposes.

      The current and effective yields on amounts held in the Money Market Variable Account normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Variable Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market Variable Account for periods other than a seven-day period.

      Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options. No Withdrawal Charge applies to Contract Value in excess of aggregate Premium Payments.

      Based on the method of calculation described above, for the seven-day period ended December 31, 1999, the current yield and the effective yield for the Money Market Variable Account were as follows:

                    Current yield:           4.44%
                    Effective yield:         4.54%

OTHER VARIABLE ACCOUNT YIELDS

      Sales literature or advertisements may quote the current annualized yield of one or more of the Variable Accounts (except the Money Market Variable Account) under the Contract for 30-day or one-month periods. The annualized yield of a Variable Account refers to income that the Variable Account generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

      We compute the annualized 30-day yield by:

            1. Subtracting the Variable Account expenses for the period from the net investment income of the portfolio attributable to the Variable Account units;
            2. Dividing 1. by the maximum offering price per unit on the last day of the period;
            3. Multiplying 2. by the daily average number of units outstanding for the period;
            4.    compounding that yield for a six-month period; and
            5.    multiplying the result in 4. by 2.

      Expenses of the Variable Account include the annualized Contract Fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes that we deduct a Contract Fee of $30 per year per Contract at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we use an average Contract Fee based on the average Contract Value in the Variable Account to determine the amount of the charge attributable to the Variable Account for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

      Yield =     2 X (((NI - ES)/(U X UV)) + 1)^6 - 1)

      Where:

      NI    =     net income of the portfolio for the 30-day or one-month period attributable to the Variable Account's units.

      ES    =     charges deducted from the Variable Account for the 30-day or one-month period.

      U     =     the average number of units outstanding.

      UV    =     the unit value at the close (highest) of the last day in the
                  30-day or one-month period.

      The yield for the Variable Account is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

      The yield on the amounts held in the Variable Accounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding Variable Account's actual yield.

      Yield calculations do not take into account the Withdrawal Charge that we assess on certain withdrawals of Contract Value. The amount of the Withdrawal Charge depends on the Withdrawal Charge Option and the Free Withdrawal Option that you choose at the time of purchase. See "Fees and Charges" in the prospectus for further description of these options.

AVERAGE ANNUAL TOTAL RETURNS FOR THE VARIABLE ACCOUNTS

      Sales literature or advertisements may quote average annual total returns for one or more of the Variable Accounts for various periods of time. If we advertise total return for the Money Market Variable Account, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

      When a Variable Account has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

      Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

      We calculate the standard average annual total returns using Variable Account unit values that we calculate on each valuation day based on the performance of the Variable Account's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annualized Contract Fee. The calculation assumes that we deduct a Contract Fee of $7.50 per quarter per Contract at the end of each Contract quarter. For purposes of calculating average annual total return, we use an average per-dollar per-day Contract Fee attributable to the hypothetical Variable Account for the period. The calculation also assumes total withdrawal of the Contract at the end of the period for the return quotation and will take into account the Withdrawal Charge applicable to the Contract that we assess on certain withdrawals of Contract Value.

We calculate the standard total return by the following formula:

      TR    =     ((ERV/P)^1/N) - 1

      Where:

      TR    =     the average annual total return net of Variable Account
                  recurring charges.

      ERV   =     the ending redeemable value (net of any applicable Withdrawal
                  Charge) of the hypothetical Variable Account at the end of the period.

      P     =     a hypothetical initial payment of $1,000.

      N     =     the number of years in the period.

NON-STANDARD VARIABLE ACCOUNT TOTAL RETURNS

      Sales literature or advertisements may quote average annual total returns for the Variable Accounts that do not reflect any Withdrawal Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical Variable Account for the period with an ending value for the period that does not take into account any Withdrawal Charges.

      We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

      CTR   =     (ERV/P) - 1

      Where:

      CTR   =     the cumulative total return net of Variable Account recurring charges for the period.

      ERV   =     the ending redeemable value of the hypothetical investment at the end of the period.

      P     =     a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

      Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic Portfolio performance may include data that precedes the inception dates of the Variable Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

      We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE CONTRACT FEE ON PERFORMANCE DATA

      The Contract provides for the deduction of a $7.50 Contract Fee at the end of each Contract Quarter from the Fixed and Variable Accounts. We base it on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the Contract Fee in yield and total return quotations, we convert the Contract Fee into a per-dollar per-day charge based on the average Contract Value in the Separate Account of all Contracts on the last day of the period for which quotations are provided. Then, we adjust the per-dollar per-day average charge to reflect the basis upon which we calculate the particular quotation.

OTHER INFORMATION

      The following is a partial list of those publications that the Funds' advertising shareholder materials may cite as containing articles describing investment results or other data relative to one or more of the Variable Accounts. They may cite other publications.

      Broker World                                       Financial World
      Across the Board                                   Advertising Age
      American Banker                                    Barron's
      Best's Review                                      Business Insurance
      Business Month                                     Business Week
      Changing Times                                     Consumer Reports
      Economist                                          Financial Planning
      Forbes                                             Fortune
      Inc.                                               Institutional Investor
      Insurance Forum                                    Insurance Sales
      Insurance Week                                     Journal of Accountancy
      Journal of the American Society of
         CLU & ChFC                                      Journal of Commerce
      Life Insurance Selling                             Life Association News
      MarketFacts                                        Manager's Magazine
      National Underwriter                               Money
      Morningstar, Inc.                                  Nation's Business
      New Choices (formerly 50 Plus)                     New York Times

      Pension World                                      Pensions & Investments
      Rough Notes                                        Round the Table
      U.S. Banker                                        VARDs
      Wall Street Journal                                Working Woman

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

      The figures below represent the past performance of the Variable Accounts and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses.

      The Funds have provided the Portfolios' performance data. We derive the Variable Account performance data from the data that the Funds provide. None of the Funds are affiliated with IL Annuity. In preparing the tables below, IL Annuity relied on the Funds' data. While IL Annuity has no reason to doubt the accuracy of the figures provided by the Funds, IL Annuity has not verified those figures.

VARIABLE ACCOUNT PERFORMANCE FIGURES

      The following charts show the historical performance data for the Variable Accounts since each Variable Account's commencement of operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

      STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH VARIABLE ACCOUNT are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================
                 Variable Account                      For the 1-year       For the 3-year    For the period from
     (Date Variable Account operations began)           period ended         period ended         beginning of
                                                          12/31/99             12/31/99         Variable Account
                                                                                                 operations to
                                                                                                    12/31/99
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
         MidCap Growth (11/6/95)                           22.91%               22.11%               17.73%
         Small Capitalization (11/6/95)                    34.31%               19.25%               13.30%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-------------------------------------------------------------------------------------------------------------------
         Equity Income (11/6/95)                           -1.84%               11.47%               12.23%
         Growth (11/6/95)                                  28.42%               29.98%               23.56%
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
                 Variable Account                      For the 1-year       For the 3-year    For the period from
     (Date Variable Account operations began)           period ended         period ended         beginning of
                                                          12/31/99             12/31/99         Variable Account
                                                                                                 operations to
                                                                                                    12/31/99
-------------------------------------------------------------------------------------------------------------------
         Money Market (11/6/95)*                           -2.91%                1.61%                2.22%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-------------------------------------------------------------------------------------------------------------------
         Asset Manager (11/6/95)                            2.56%               12.02%               12.59%
         Contrafund[RegTM] (11/6/95)                       15.43%               22.74%               21.32%
         Index 500 (11/6/95)                               11.74%               23.73%               22.82%
         Investment Grade Bond (11/6/95)                   -8.66%                1.75%                2.01%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(1)
-------------------------------------------------------------------------------------------------------------------
         First Eagle SoGen Overseas (9/1/97)               31.76%                N/A                 10.28%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
         Managed (11/6/95)                                 -3.07%                7.61%               11.08%
         Small Cap (11/6/95)                               -9.38%               -0.72%                4.26%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
         Royce Micro-Cap (9/1/97)                          19.25%                N/A                 13.44%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
         Equity (9/1/97)                                    0.91%                N/A                 12.63%
         Growth (9/1/97)                                   -2.49%                N/A                  3.65%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         Limited-Term Bond (11/6/95)                       -7.01%                1.11%                1.42%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         International Stock (11/6/95)                     24.36%               13.27%               13.73%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
         Worldwide Hard Assets (11/6/95)                   12.22%               -9.74%               -3.30%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

      NONSTANDARD AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH VARIABLE ACCOUNT are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of an administrative expenses charge at an annual rate of 0.15%.

      These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

----------
(1) First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds, Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

===================================================================================================================
                 Variable Account                      For the 1-year       For the 3-year    For the period from
     (Date Variable Account operations began)           period ended         period ended         beginning of
                                                          12/31/99             12/31/99         Variable Account
                                                                                                   operations
                                                                                                  to 12/31/99
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
         MidCap Growth (11/6/95)                           30.03%               23.75%               18.82%
         Small Capitalization (11/6/95)                    41.44%               20.97%               14.52%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-------------------------------------------------------------------------------------------------------------------
         Equity Income (11/6/95)                            4.86%               13.40%               13.46%
         Growth (11/6/95)                                  35.54%               31.44%               24.51%
         Money Market (11/6/95) *                           3.72%                3.92%                3.86%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-------------------------------------------------------------------------------------------------------------------
         Asset Manager (11/6/95)                            9.56%               13.94%               13.82%
         Contrafund[RegTM] (11/6/95)                       22.54%               24.35%               22.31%
         Index 500 (11/6/95)                               18.84%               25.32%               23.77%
         Investment Grade Bond (11/6/95)                   -2.42%                4.05%                3.66%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
         First Eagle SoGen Overseas (9/1/97)               38.87%                N/A                 12.99%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
         Managed (11/6/95)                                  3.54%                9.68%               12.36%
         Small Cap (11/6/95)                               -3.19%                1.55%                5.79%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
         Royce Micro-Cap (9/1/97)                          26.37%                N/A                 16.05%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
         Equity (9/1/97)                                    7.80%                N/A                 15.26%
         Growth (9/1/97)                                    4.17%                N/A                  6.57%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         Limited-Term Bond (11/6/95)                       -0.66%                3.43%                3.09%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         International Stock (11/6/95)                     31.48%               15.16%               14.93%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
         Worldwide Hard Assets (11/6/95)                   19.33%               -7.65%               -1.66%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

STANDARD CUMULATIVE TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH VARIABLE ACCOUNT are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; the daily deduction of an annual administrative expenses charge at an annual rate of 0.15%; the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the contingent deferred sales load of 7% in the first year, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year until it is zero in Contract Year ten.

===================================================================================================================
                 Variable Account                      For the 1-year       For the 3-year    For the period from
     (Date Variable Account operations began)           period ended         period ended         beginning of
                                                          12/31/99             12/31/99         Variable Account
                                                                                                 operations to
                                                                                                    12/31/99
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
         MidCap Growth (11/6/95)                           22.91%               82.07%               96.98%
         Small Capitalization (11/6/95)                    34.31%               69.58%               67.97%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-------------------------------------------------------------------------------------------------------------------
         Equity Income (11/6/95)                           -1.84%               38.51%               61.46%
         Growth (11/6/95)                                  28.42%              119.58%              140.79%
         Money Market (11/6/95)*                           -2.91%                4.91%                9.57%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-------------------------------------------------------------------------------------------------------------------
         Asset Manager (11/6/95)                            2.56%               40.55%               63.65%
         Contrafund[RegTM] (11/6/95)                       15.43%               84.89%              123.13%
         Index 500 (11/6/95)                               11.74%               89.42%              134.82%
         Investment Grade Bond (11/6/95)                   -8.66%                5.35%                8.64%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(2)
-------------------------------------------------------------------------------------------------------------------
         First Eagle SoGen Overseas (9/1/97)               31.76%                N/A                 25.62%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
         Managed (11/6/95)                                 -3.07%               24.61%               54.74%
         Small Cap (11/6/95)                               -9.38%               -2.15%               18.90%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
         Royce Micro-Cap (9/1/97)                          19.25%                N/A                 34.19%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
         Equity (9/1/97)                                    0.91%                N/A                 31.96%
         Growth (9/1/97)                                   -2.49%                N/A                  8.73%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         Limited-Term Bond (11/6/95)                       -7.01%                3.37%                0.06%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         International Stock (11/6/95)                     24.36%               45.33%               70.66%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
         Worldwide Hard Assets (11/6/95)                   12.22%              -26.46%              -13.01%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

      NONSTANDARD CUMULATIVE TOTAL RETURNS FOR EACH VARIABLE ACCOUNT FOR THE PERIODS SINCE THE INCEPTION OF EACH VARIABLE ACCOUNT are as follows. These figures include: the daily deduction of a mortality and expenses charge at an annual rate of 1.25%; and the daily deduction of the annual administrative expenses charge at an annual rate of 0.15%.

      These figures do not reflect the quarterly deduction of an administration charge and the contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

----------
(2) First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds, Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

===================================================================================================================
                 Variable Account                      For the 1-year       For the 3-year    For the period from
     (Date Variable Account operations began)           period ended         period ended         beginning of
                                                          12/31/99             12/31/99         Variable Account
                                                                                                 operations to
                                                                                                    12/31/99
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
         MidCap Growth (11/6/95)                           30.03%               89.51%              104.66%
         Small Capitalization (11/6/95)                     0.41%                0.77%               75.64%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-------------------------------------------------------------------------------------------------------------------
         Equity Income (11/6/95)                            4.86%               45.84%               68.99%
         Growth (11/6/95)                                  35.54%              127.06%                1.49%
         Money Market (11/6/95)*                            3.72%               12.22%               17.02%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
-------------------------------------------------------------------------------------------------------------------
         Asset Manager (11/6/95)                            9.56%               47.91%               71.19%
         Contrafund[RegTM] (11/6/95)                       22.54%               92.30%              130.81%
         Index 500 (11/6/95)                               18.84%               96.83%              142.48%
         Investment Grade Bond (11/6/95)                   -2.42%               12.66%               16.09%
-------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.(3)
-------------------------------------------------------------------------------------------------------------------
         First Eagle SoGen Overseas (9/1/97)               38.87%                N/A                 39.93%
-------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------
         Managed (11/6/95)                                  3.54%               31.93%               62.24%
         Small Cap (11/6/95)                               -3.19%                4.72%               26.32%
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
         Royce Micro-Cap (9/1/97)                          26.37%                N/A                 41.50%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
         Equity (9/1/97)                                    7.80%                N/A                 39.24%
         Growth (9/1/97)                                    4.17%                N/A                 16.00%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         Limited-Term Bond (11/6/95)                       -0.66%               10.63%               13.47%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
         International Stock (11/6/95)                     31.48%               52.73%               78.26%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
         Worldwide Hard Assets (11/6/95)                   19.33%              -21.23%               -6.71%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Variable Account than its total return.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE FIGURES

      The following tables show adjusted historical performance data for the Portfolios, including for periods before the Variable Accounts began operations. It is based on the performance of each Portfolio since its operations began, adjusted to deduct some or all of the charges we currently assess under the Contracts. THESE FIGURES ARE NOT AN INDICATION OF THE FUTURE PERFORMANCE OF THE VARIABLE ACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

----------
(3) First Eagle SoGen Funds, Inc. was formerly known as SoGen Funds, Inc., and First Eagle SoGen Overseas Variable Portfolio was formerly known as SoGen Overseas Variable Portfolio.

      ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH PORTFOLIO (ASSUMES THE CONTRACT IS SURRENDERED) are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of the administration charge of $7.50 adjusted for average account size; and the deduction of the applicable contingent deferred sales load for the Visionary contract and the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.


===================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
-------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
-------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                   22.91%       22.11%        24.75%          N/A            23.41%
   Small Capitalization (9/20/88)           34.31%       19.25%        21.28%        17.02%           19.59%
-------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
-------------------------------------------------------------------------------------------------------------------
   Equity Income (10/9/86)                  -1.84%       11.47%        16.21%        12.48%           12.08%
   Growth (10/9/86)                         28.42%       29.98%        27.91%        18.47%           17.26%
   Money Market (4/2/82)*                   -2.91%        1.61%         2.75%         3.27%            4.91%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                    2.56%       12.02%        13.17%          N/A            11.20%
   Contrafund[RegTM] (1/3/95)               15.43%       22.74%          N/A           N/A            25.66%
   Index 500 (8/27/92)                      11.74%       23.73%        25.87%          N/A            19.22%
   Investment Grade Bond (12/5/88)          -8.66%        1.75%         4.60%         4.16%            3.75%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
-------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)      31.76%         N/A           N/A           N/A             9.53%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 44.58%         N/A           N/A           N/A            48.95%
--------------------------------------------------------------------------------------------------------------------
   Socially Responsive (2/18/99)              N/A          N/A           N/A           N/A             8.04%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                        -3.07%        7.61%        17.43%        15.02%           16.24%
   Small Cap (8/31/88)                      -9.38%       -0.72%         5.70%         9.53%            9.98%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   High Yield Bond (4/30/98)                -4.89%         N/A           N/A           N/A            -2.48%
-------------------------------------------------------------------------------------------------------------------
   Real Return Bond (9/30/99)**               N/A          N/A           N/A           N/A            -6.67%
-------------------------------------------------------------------------------------------------------------------
   StocksPLUS Growth and Income             11.09%         N/A           N/A           N/A            23.71%
   (12/31/97)
-------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
-------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)               19.25%       13.87%          N/A           N/A            13.89%
-------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
-------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                          0.91%       16.01%        16.65%        14.15%           13.94%
   Growth (12/31/92)                        -2.49%       12.35%        21.29%          N/A            21.68%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)              -7.01%        1.11%         2.69%          N/A             2.68%
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            24.36%       13.27%        12.68%          N/A            11.06%
-------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          12.22%       -9.74%        -3.13%         0.59%            1.34%
===================================================================================================================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

**    This performance data has not been annualized.

      ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH PORTFOLIO (ASSUMES THE CONTRACT IS NOT SURRENDERED) are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the annual administrative expenses charge at the annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

      These figures do not reflect the quarterly deduction of the administration charge and any applicable contingent deferred sales load which, if deducted, would reduce performance.

====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                   30.03%       23.75%        25.40%          N/A            23.74%
   Small Capitalization (9/20/88)           41.44%       20.97%        21.99%        17.09%           19.64%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
--------------------------------------------------------------------------------------------------------------------
   Equity Income (10/9/86)                   4.86%       13.40%        17.04%        12.55%           12.14%
   Growth (10/9/86)                         35.54%       31.44%        28.51%        18.54%           17.32%
   Money Market (4/2/82)*                    3.72%        3.92%         4.07%         3.36%            4.97%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                    9.56%       13.94%        14.09%        11.61%           11.27%
   Contrafund[RegTM] (1/3/95)               22.54%       24.35%          N/A           N/A            26.29%
   Index 500 (8/27/92)                      18.84%       25.32%        26.50%          N/A            19.47%
   Investment Grade Bond (12/5/88)          -2.42%        4.05%         5.83%         4.24%            3.83%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)      38.87%         N/A           N/A           N/A            11.63%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 51.72%         N/A           N/A           N/A            51.08%
--------------------------------------------------------------------------------------------------------------------
   Socially Responsive (2/18/99)              N/A          N/A           N/A           N/A            16.36%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                         3.54%        9.68%        18.22%        15.08%           16.29%
   Small Cap (8/31/88)                      -3.19%        1.55%         6.88%         9.60%           10.04%
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   High Yield Bond (4/30/98)                 1.59%         N/A           N/A           N/A             1.47%
--------------------------------------------------------------------------------------------------------------------
   Real Return Bond (9/30/99)**               N/A          N/A           N/A           N/A            -0.38%
--------------------------------------------------------------------------------------------------------------------
   StocksPLUS Growth and Income             18.16%         N/A           N/A           N/A            26.57%
   (12/31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)               26.37%       15.74%          N/A           N/A            15.75%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                          7.80%       17.81%        17.47%        14.22%           14.00%
   Growth (12/31/92)                         4.17%       14.26%        22.00%          N/A            21.91%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)              -0.66%        3.43%         4.01%          N/A             3.85%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            31.48%       15.16%        13.63%          N/A            11.88%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          19.33%       -7.65%        -1.76%         0.68%            1.43%
====================================================================================================================

* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

**  This performance data has not been annualized.

      ADJUSTED HISTORICAL CUMULATIVE TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH PORTFOLIO (ASSUMES THE CONTRACT IS SURRENDERED) are as follows. These figures include: the daily deduction of the mortality and expenses charge at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the daily deduction of the annual administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); the quarterly deduction of an administration charge of $7.50 adjusted for average account size; and the applicable contingent deferred sales load for the Visionary contract and for the Date of Issue Withdrawal Charge Option under the Visionary Choice contract.



====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                   22.91%       82.07%       202.18%         N/A             306.30%
   Small Capitalization (9/20/88)           34.31%       69.58%       162.34%       381.71%           653.23%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
--------------------------------------------------------------------------------------------------------------------
   Equity Income (10/9/86)                  -1.84%       38.51%       111.95%       224.15%           352.27%
   Growth (10/9/86)                         28.42%      119.58%       242.45%       444.51%           722.45%
   Money Market (4/2/82)*                   -2.91%        4.91%        14.55%        37.97%           134.21%
--------------------------------------------------------------------------------------------------------------------

====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                    2.56%       40.55%        85.63%      198.15%            199.19%
   Contrafund[RegTM] (1/3/95)               15.43%       84.89%          N/A          N/A             212.94%
   Index 500 (8/27/92)                      11.74%       89.42%       216.00%         N/A             263.85%
   Investment Grade Bond (12/5/88)          -8.66%        5.35%        25.22%       50.31%             50.31%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)      31.76%         N/A           N/A          N/A              30.30%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 44.58%         N/A           N/A          N/A             136.35%
--------------------------------------------------------------------------------------------------------------------
   Socially Responsive (2/18/99)              N/A          N/A           N/A          N/A               6.93%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                        -3.07%       24.61%       123.30%      305.25%            450.78%
   Small Cap (8/31/88)                      -9.38%       -2.15%        31.94%      148.51%            194.12%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   High Yield Bond (4/30/98)                -4.89%         N/A           N/A          N/A              -4.11%
--------------------------------------------------------------------------------------------------------------------
   Real Return Bond (9/30/99)                 N/A          N/A           N/A          N/A              -6.67%
--------------------------------------------------------------------------------------------------------------------
   StocksPLUS Growth and Income             11.09%         N/A           N/A          N/A              53.04%
   (12/31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)               19.25%       47.66%          N/A          N/A              47.95%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                          0.91%       56.13%       115.95%      275.55%            457.11%
   Growth (12/31/92)                        -2.49%       41.83%       162.54%         N/A             295.09%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)              -7.01%        3.37%        14.20%         N/A              16.11%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            24.36%       45.33%        81.68%         N/A              82.93%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          12.22%      -26.46%       -14.69%        6.03%             14.75%
====================================================================================================================


* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

      ADJUSTED HISTORICAL CUMULATIVE TOTAL RETURNS FOR PERIODS SINCE THE INCEPTION OF EACH PORTFOLIO (ASSUMES THE CONTRACT IS NOT SURRENDERED) are as follows. These figures include: the daily deduction of the mortality and expenses charges at an annual rate of 1.25% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly); and the daily deduction of the administrative expenses charge at an annual rate of 0.15% (except that, prior to the inception of the corresponding Variable Account, deductions are monthly).

      These figures do not reflect the quarterly deduction of the administration charge and the applicable contingent deferred sales load which, if deducted, would reduce performance. Nonstandard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

====================================================================================================================
               Portfolio                    For the      For the      For the       For the       For the period
   (Date Portfolio operations began)        1-year       3-year        5-year       10-year      from beginning of
                                            period       period        period        period          Portfolio
                                             ended        ended        ended         ended          operations
                                           12/31/99     12/31/99      12/31/99      12/31/99        to 12/31/99
--------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------------
   MidCap Growth (5/3/93)                   30.03%       89.51%       210.05%          N/A            313.71%
   Small Capitalization (9/20/88)            0.41%       77.02%       170.16%       384.23%           656.49%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND
--------------------------------------------------------------------------------------------------------------------
   Equity Income (10/9/86)                   4.86%       45.84%       119.62%       226.30%           355.64%
   Growth (10/9/86)                         35.54%      127.06%       250.44%       447.77%           727.89%
   Money Market (4/2/82)*                    3.72%       12.22%        22.10%        39.16%           136.77%
--------------------------------------------------------------------------------------------------------------------
FIDELITY VIP FUND II
--------------------------------------------------------------------------------------------------------------------
   Asset Manager (9/6/89)                    9.56%       47.91%        93.32%       199.99%           201.10%
   Contrafund[RegTM] (1/3/95)               22.54%       92.30%          N/A           N/A            220.81%
   Index 500 (8/27/92)                      18.84%       96.83%       223.88%          N/A            269.52%
   Investment Grade Bond (12/5/88)          -2.42%       12.66%        32.76%        51.54%            51.69%
--------------------------------------------------------------------------------------------------------------------
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
   First Eagle SoGen Overseas (2/3/97)      38.87%         N/A           N/A           N/A             37.69%
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------
   Mid-Cap Growth (11/3/97)                 51.72%         N/A           N/A           N/A            143.72%
--------------------------------------------------------------------------------------------------------------------
   Socially Responsive (2/18/99)              N/A          N/A           N/A           N/A             14.02%
--------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
   Managed (8/31/88)                         3.54%       31.93%       130.94%       307.39%           453.55%
   Small Cap (8/31/88)                      -3.19%        4.72%        39.47%       149.99%           195.96%
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   High Yield Bond (4/30/98)                 1.59%         N/A           N/A           N/A              2.47%
--------------------------------------------------------------------------------------------------------------------
   Real Return Bond (9/30/99)                 N/A          N/A           N/A           N/A             -0.38%
--------------------------------------------------------------------------------------------------------------------
   StocksPLUS Growth and Income             18.16%         N/A           N/A           N/A             60.21%
   (12/31/97)
--------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND
--------------------------------------------------------------------------------------------------------------------
   Royce Micro-Cap (12/27/96)               26.37%       55.05%         N/A           N/A              55.34%
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
   Equity (11/6/86)                          7.80%       63.49%       123.68%       277.85%           460.87%
   Growth (12/31/92)                         4.17%       49.16%       170.27%          N/A            300.45%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   Limited-Term Bond (5/13/94)              -0.66%       10.63%        21.74%          N/A             23.75%
--------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
--------------------------------------------------------------------------------------------------------------------
   International Stock (3/31/94)            31.48%       52.73%        89.42%          N/A             90.81%
--------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets (8/31/89)          19.33%      -21.23%        -8.50%         7.06%            15.84%
====================================================================================================================


* Yield more closely reflects current earnings of the Money Market Portfolio than its total return.

                              NET INVESTMENT FACTOR

      The Net Investment Factor is an index that measures the investment performance of a Variable Account from one Business Day to the next. Each Variable Account has its own Net

Investment Factor, which may be greater or less than one. The Net Investment Factor for each Variable Account equals 1 plus the fraction obtained by dividing
(a) by (b) where:

      (a)   is the net result of:

            1. the investment income, dividends, and capital gains, realized or unrealized, credited at the end of the current Business Day; plus

            2. the amount credited or released from reserves for taxes attributed to the operation of the Variable Account; minus

            3. the capital losses, realized or unrealized, charged at the end of the current Business Day, minus

            4. any amount charged for taxes or any amount set aside during the Business Day as a reserve for taxes attributable to the operation or maintenance of the Variable Account; minus

            5. the amount charged for mortality and expense risk on that Business Day; minus

            6.    the amount charged for administration on that Business Day;
                  and

      (b) is the value of the assets in the Variable Account at the end of the preceding Business Day, adjusted for allocations and transfers to and withdrawals and transfers from the Variable Account occurring during that preceding Business Day.

                            VARIABLE ANNUITY PAYMENTS

      We determine the dollar amount of the first variable annuity payment in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a variable payout plan, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming the fixed payment is based on the minimum guaranteed 3.0% interest rate) will be the same. Later variable annuity payments, however, will vary to reflect the net investment performance of the Variable Account(s) that you or the Annuitant select.

      Annuity units measure the net investment performance of a Variable Account for purposes of determining the amount of variable annuity payments. On the Annuity Start Date, we use the adjusted Contract Value for each Variable Account to purchase annuity units at the annuity unit value for that Variable Account. The number of annuity units in each Variable Account then remains fixed unless an exchange of annuity units is made as described below. Each Variable Account has a separate annuity unit value that changes each Business Day in substantially the same way as does the value of an accumulation unit of a Variable Account.

      We determine the dollar value of each variable annuity payment after the first by multiplying the number of annuity units of a particular Variable Account by the annuity unit value for that Variable Account on the Business Day immediately preceding the date of each payment. If the net investment return of the Variable Account for a payment period equals the pro-rated portion of the 3.0% annual assumed investment rate, then the variable annuity payment for that Variable Account for that period will equal the payment for the prior period. If the net investment return exceeds an annualized rate of 3.0% for a payment period, then the payment for that period will be greater than the payment for the prior period. Similarly, if the return for a period falls short of an annualized rate of 3.0%, then the payment for that period will be less than the payment for the prior period.

ASSUMED INVESTMENT RATE

      The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.0% per year. Under the Contract, the you may choose an assumed interest rate of 3.0%, 4.0% or 5.0% at the time you select a variable payout plan. We use the assumed investment rate to determine the first monthly payment per thousand dollars of applied value. THIS RATE DOES NOT BEAR ANY RELATIONSHIP TO THE ACTUAL NET INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT OR ANY VARIABLE ACCOUNT.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

      The amount of the first variable annuity payment to a payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Start Date, the annuity payout plan option selected, and the Annuitant's age and sex (if applicable). The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.0% per year.

      The portion of the first monthly variable annuity payment derived from a Variable Account is divided by the annuity unit value for that Variable Account (calculated as of the date of the first monthly payment). The number of such units remain fixed during the annuity period, assuming that the Annuitant makes no exchanges of annuity units for annuity units of another Variable Account or to provide a fixed annuity payment.

      In any subsequent month, for any Contract, we determine the dollar amount of the variable annuity payment derived from each Variable Account by multiplying the number of annuity units of that Variable Account attributable to that Contract by the value of such annuity unit at the end of the valuation period immediately preceding the date of such payment.

      The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Variable Account(s) supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed investment rate referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return of the appropriate Variable Accounts is greater or less than 3.0% per year. For example, for a Contract using only one Variable Account to generate variable annuity payments, if that Variable Account has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, then the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

ANNUITY UNIT VALUE

      We calculate the value of an annuity unit at the same time that we calculate the value of an accumulation unit and we base it on the same values for fund shares and other assets and liabilities. (See "Separate Account Value" in the Prospectus.) The annuity unit value for each Variable Account's first valuation period was set at $100. We calculate the annuity unit value for a Variable Account for each subsequent valuation period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

      (1)   is the accumulation unit value for the current valuation period;
      (2) is the accumulation unit value for the immediately preceding valuation period;
      (3) is the annuity unit value for the immediately preceding valuation period; and
      (4) is a special factor designed to compensate for the assumed investment rate of 3.0% built into the table used to compute the first variable annuity payment.

      The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of several variable annuity payments based on one Variable Account.

                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.    Accumulation unit value for current
         valuation period (1/1/99)........................................$11.15
2.    Accumulation unit value for immediately
         preceding valuation period (12/1/98).............................$11.10
3.    Annuity unit value for immediately preceding
         valuation period (12/1/98)......................................$105.00
4.    Factor to compensate for the assumed
         investment rate of 3.0%..........................................0.9975
5.    Annuity unit value of current valuation
         period (1/1/99) ((1) / (2)) x (3) x (4).......................$105.2093

                    ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

Annuity Start Date: 1/1/99

1.    Number of accumulation units at Annuity Start Date..................10,000
2.    Accumulation unit value ..........................................$11.1500
3.    Adjusted Contract Value (1)x(2)...................................$111,500
4.    First monthly annuity payment per $1,000
         of adj. Contract Value............................................$5.89
5.    First monthly annuity payment (3)x(4) / 1,000 .....................$656.74
6.    Annuity unit value  $105.2093
7.    Number of annuity units (5)/(6).....................................6.2422
8.    Assume annuity unit value for second month equal to..............$105.3000
9.    Second monthly annuity payment (7)x(8).............................$657.30
10.   Assume annuity unit value for third month equal to...............$104.9000
11.   Third monthly annuity payment (7)x(10).............................$654.81

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

      In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our separate accounts, or the assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

      We will continue to pay a Living Benefit under the Visionary Choice Contract and a Maturity Benefit under the Visionary Contract on Premium Payments allocated to an Eligible Variable Account if: the portfolio underlying an Eligible Variable Account changes its investment objective; we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the Separate Account; or shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the Separate Account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account. (See the Prospectus for your Contract.)

RESOLVING MATERIAL CONFLICTS

      The Funds currently sell shares to registered separate accounts of insurance companies other than IL Annuity to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the Funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the Funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests in owning a Contract whose Contract Value is allocated to the Separate Account and of persons owning Contracts whose Contract Values are allocated to one or more other separate accounts investing in any one of the Funds. There is also the possibility that a material conflict may arise between the interests of Contract Owners generally, or certain classes of Contract Owners, and participating qualified retirement plans or participants in such retirement plans.

      We currently do not foresee any disadvantages to you that would arise from the sale of Fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, each management of the Funds will monitor events related to their Fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such Fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies.

      In addition, the management of the Funds will monitor the Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the Funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the Separate Account's investment in such Funds, as appropriate. (See the individual Fund prospectuses for greater detail.)

                     TERMINATION OF PARTICIPATION AGREEMENTS

      The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

THE ALGER AMERICAN FUND. This agreement provides for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any Portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code");

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of The Alger American Fund (the "Fund") or Fred Alger & Company, Inc. (the "Distributor"), upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that either the Fund or the Distributor has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by the Fund or the Distributor if the Contracts cease to qualify as annuity contracts or endowment contracts under the Code or if the Contracts are not registered, issued or sold in accordance with state and/or federal law; or

o on 180 days written notice upon a determination by any party that a material irreconcilable conflict exists.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FUND II. These agreements provide for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of either the Fidelity Variable Insurance Products Fund or the Fidelity Variable Insurance Products Fund II (each, the "Fund") or Fidelity Distributors Corporation (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity; or

o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts.

FIRST EAGLE SOGEN VARIABLE FUNDS, INC. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to the portfolio, by 120 days advance written notice delivered to the other parties; or

o termination by IL Annuity by written notice to the First Eagle SoGen Variable Funds, Inc. ("First Eagle SoGen Fund") and Societe Generale Securities Corporation (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or

o termination by the First Eagle SoGen Fund or its Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the First Eagle SoGen Fund or Underwriter by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter in the event that the portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or

o termination by the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or

o termination by either the First Eagle SoGen Fund or its Underwriter by written notice to IL Annuity if either one or both of the First Eagle SoGen Fund or its Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or

o termination by IL Annuity by written notice to the First Eagle SoGen Fund and its Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that the First Eagle SoGen Fund, its Adviser, or its Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this agreement or is the subject of material adverse publicity; or

o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts; or

o termination by any party in the event that the First Eagle SoGen Fund's Board of Directors determines that a material irreconcilable conflict exists.

OCC ACCUMULATION TRUST.  This agreement provides for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of the OCC Accumulation Trust (the "Fund") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that the Fund has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by the Fund or IL Annuity if IL Annuity receives necessary regulatory approvals to substitute shares of another investment company as a funding vehicle for the Contracts;

o     by the Fund upon institution of certain proceedings against IL Annuity;

o at IL Annuity's option upon institution of certain administrative proceedings against the Fund or the Underwriter;

o by the Fund or IL Annuity upon a determination that certain irreconcilable conflicts exist; or

o at the option of the Fund or IL Annuity, upon the other party's material breach of any provision in the Participation Agreement.

ROYCE CAPITAL FUND. This agreement provides for termination:

o at the option of IL Annuity or the Royce Capital Fund (the "Fund") upon 180 days' notice;

o at the option of IL Annuity, if the Fund shares are not reasonably available to meet the requirements of the Contracts;

o at the option of IL Annuity, upon the institution of certain formal proceedings against the Fund by the SEC, the National Association of Securities Dealers, Inc. ("NASD"), or any other regulatory body;

o at the option of Royce & Associates, Inc. (the "Advisor of the Fund") or the Fund, upon the institution of certain formal proceedings against IL Annuity by the SEC, the NASD or any other regulatory body;

o in the event the Fund's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;

o at the option of the Adviser of the Fund or the Fund, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;

o at the option of IL Annuity, upon the Fund's unremedied breach of any material provision of this agreement;

o at the option of the Adviser of the Fund or the Fund, upon IL Annuity's unremedied breach of any material provision of this agreement;

o at the option of the Adviser of the Fund or the Fund, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;

o in the event this agreement is assigned without the prior written consent of IL Annuity and the Fund.

SAFECO RESOURCE SERIES TRUST. This agreement shall terminate as to the sale and issuance of new Contracts:

o at the option of either IL Annuity or the SAFECO Resources Series Trust (the "Trust"), upon 180 days' advance written notice to the other;

o at the option of IL Annuity, upon ten days' advance written notice to the Trust if shares of the portfolios are not available for any reason to meet the requirements of the Contracts as determined by IL Annuity;

o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust or Adviser by the SEC, NASD, or any other regulatory body;

o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity or the principal underwriter for the Contracts by the SEC, the NASD or any other regulatory body;

o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;

o upon the receipt of any necessary regulatory approvals, or the requisite vote of Contract owners having an interest in the portfolios, to substitute for shares of the portfolios the shares of another investment company in accordance with the terms of the applicable Contracts;

o at the option of the Trust, if the Contracts cease to qualify as annuity contracts or life insurance contracts, as applicable, under the Code;

o at the option of IL Annuity, upon the Trust's unremedied breach of any material provision of this agreement;

o at the option of the Trust, upon IL Annuity's unremedied breach of any material provision of this agreement;

o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;

o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust or Adviser.

T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE INTERNATIONAL SERIES, INC. These agreements provide for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o     at the option of either the T. Rowe Price Fixed Income Series, Inc. or the
      T. Rowe Price International Series, Inc. (each, the "Fund") or T. Rowe Price Investment Services, Inc.

      (the "Underwriter") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that either Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by Fund or the Underwriter if IL Annuity provides written notice of its intent to use another investment company as a funding vehicle for the Contracts;

o by Fund or the Underwriter upon institution of certain proceedings against IL Annuity; or

o at IL Annuity's option upon institution of certain administrative proceedings against either Fund or the Underwriter.

VAN ECK WORLDWIDE INSURANCE TRUST. This agreement provides for termination:

o     on six months' advance written notice by any party;

o at IL Annuity's option if shares of any portfolio are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in accordance with applicable state and/or federal law;

o at IL Annuity's option if any portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code;

o at IL Annuity's option if any portfolio fails to meet certain diversification requirements of the Code;

o at the option of the Van Eck Worldwide Insurance Trust (the "Trust") or Van Eck Associates Corporation (the "Adviser") upon a determination that IL Annuity has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity upon a determination that either the Trust or the Adviser has suffered a material adverse change in its business, operations, financial condition or prospects or is the subject of material adverse publicity;

o by IL Annuity, the Adviser or the Trust, upon institution of certain proceedings against the broker-dealers marketing the Contracts, the Adviser or the Trust;

o upon a decision by IL Annuity to substitute the Trust's shares with the shares of another investment company; or

o     upon assignment of the Agreement.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST. This agreement provides for termination:

o at the option of either IL Annuity or the Neuberger Berman Advisers Management Trust ("Trust"), upon 180 days' notice;

o at the option of IL Annuity, upon ten days' notice, if the Trust shares are not reasonably available to meet the requirements of the Contracts;

o at the option of IL Annuity, upon the institution of certain formal proceedings against the Trust by the SEC or any other regulatory body;

o at the option of the Trust, upon the institution of certain formal proceedings against IL Annuity by the SEC, NASD, or any other regulatory body;

o in the event the Trust's shares are not registered, issued or sold in accordance with applicable state or federal law, or such law precludes the use of such shares as the underlying investment medium of Contracts;

o at the option of the Trust, if the Contracts cease to qualify, or if the Trust reasonably believes that the Contracts may fail to qualify, as annuity contracts or life insurance contracts, as applicable, under the Code;

o at the option of IL Annuity, upon ten days' written notice to the Trust upon the Trust's unremedied breach of any material provision of this agreement;

o at the option of the Trust, upon ten days' written notice to IL Annuity upon the IL Annuity's unremedied breach of any material provision of this agreement;

o at the option of the Trust, if the Contracts are not registered, issued or sold in accordance with applicable federal and/or state law;

o in the event this agreement is assigned without the prior written consent of IL Annuity, the Trust, Managers Trust and N&B Management.

PIMCO VARIABLE INSURANCE TRUST. This agreement shall continue in full force and effect until the first to occur of:

o termination by any party, for any reason with respect to some or all of the portfolios, by three (3) months advance written notice delivered to the other parties;

o termination by IL Annuity by written notice to the PIMCO Variable Insurance Trust (the "Fund") and PIMCO Funds Distributors LLC (the "Underwriter") based upon IL Annuity's determination that the portfolio's shares are not reasonably available to meet the requirements of the Contracts; or

o termination by IL Annuity by written notice to the Fund and the Underwriter in the event the portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; or

o termination by the Fund or Underwriter in the event that certain formal administrative proceedings are instituted against IL Annuity by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

o termination by IL Annuity in the event that certain formal administrative proceedings are instituted against the Fund or Underwriter by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body; or

o termination by IL Annuity by written notice to the Fund and the Underwriter in the event that any portfolio ceases to qualify as a Regulated Investment Company under Subchapter M or fails to comply with the Section 817(h) diversification requirements of the Code; or

o termination by the Fund or Underwriter by written notice to IL Annuity in the event that the Contracts fail to meet certain qualifications; or

o termination by either the Fund or the Underwriter by written notice to IL Annuity if either one or both of the Fund and the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that IL Annuity has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or

o termination by IL Annuity by written notice to the Fund and the Underwriter, if IL Annuity shall determine, in its sole judgment exercised in good faith, that the Fund, Adviser, or the Underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the Participation Agreement or is the subject of material adverse publicity; or

o termination by the Fund or the Underwriter by written notice to IL Annuity, if IL Annuity gives the Fund and Underwriter 45 days' written notice of its intention to make other investment vehicles available under the Contracts, and at the time notice was given there was no notice of termination outstanding; or

o termination by IL Annuity upon any substitution of the shares of another investment company or series thereof for shares of the portfolio in accordance with the terms of the Contracts, provided that IL Annuity give at least 45 days' prior written notice to the Trust and Underwriter of the date of substitution; or

o termination by any party in the event that the Trust's Board of Trustees determines that a material irreconcilable conflict exists.

                                  VOTING RIGHTS

      We determine the number of votes you may cast by dividing your Contract Value in a Variable Account by the net asset value per share of the Portfolio in which that Variable Account invests. For each Annuitant, we determine the number of votes attributable to a Variable Account by dividing the liability for future variable annuity payments to be paid from that Variable Account by the net asset value per share of the portfolio in which that Variable Account invests. We calculate this liability for future payments on the basis of the mortality assumptions. We use your selected assumed investment rate in determining the number of annuity units of that Variable Account credited to the Annuitant's Contract and annuity unit value of that Variable Account on the date that we determine the number of votes. As we make variable annuity payments to the Annuitant, the liability for future payments decreases as does the number of votes.

      We determine the number of votes available to you or an Annuitant as of the date coincident with the date that the Fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by written communication prior to such meeting in accordance with the Fund's established procedures.

                          SAFEKEEPING OF ACCOUNT ASSETS

      We hold the title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our General Account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the Variable Accounts.

      An insurance company blanket bond covers our officers and employees. Travelers Casualty and Surety Company of America to Indianapolis Life Insurance Company and its various subsidiaries issue the bond. Our bond is in the amount of twenty million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                  SERVICE FEES

      We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.25% and is based on the value of portfolio shares held for the Contracts. We may also receive a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.

                          DISTRIBUTION OF THE CONTRACTS

      IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as a distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company majority-owned by Indianapolis Life Insurance Company ("ILICo"). IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

      On February 18, 2000 American Mutual Holding Company ("AMHC") purchased a 45% ownership interest in IL Group. IL Group used the proceeds of such investment to repurchase in their entirety the ownership interests held by American United Life Insurance Company and Legacy Marketing Group. The purchase referenced above is part of a larger overall transaction which contemplates a combination of AMHC and ILICo. That transaction, which includes demutualization by ILICo, is subject to various governmental and other approvals.

      We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but we reserve the right to discontinue the offering. Agents who sell the Contracts are licensed by applicable state insurance authorities to sell the Contracts and are registered representatives of IL Securities or broker-dealers having selling agreements with IL Securities or broker-dealers having selling agreements with such broker-dealers.

      We may pay sales commissions to broker-dealers up to an amount equal to 7.2% of the Premium Payments paid under a Contract. We may also pay asset-based trailer commissions of up to 1.25%. We may pay up to 2.50% of Premium Payments to IL Securities to compensate it for certain distribution expenses. We expect the broker-dealers to compensate sales representatives in varying amounts from these commissions. We may pay other distribution expenses such as production incentive bonuses, an agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described in the prospectus under "Fees and Charges." IL Securities received and retained $1,169,543.11 in underwriting commissions during the fiscal year 1999, $1,588,498.71 in underwriting commissions in fiscal year 1998, and $637,722.49 in fiscal year 1997.

                                  LEGAL MATTERS

      Janis B. Funk, Vice President Law of the Indianapolis Life Insurance Company, has passed upon all matters relating to Massachusetts law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

      The balance sheets of IL Annuity and Insurance Company as of December 31, 1999 and 1998 and the related statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1999, and the statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on their authority as experts in accounting and auditing.

                                OTHER INFORMATION

      We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

                              Financial Statements

               IL Annuity and Insurance Company Separate Account 1

                          Year ended December 31, 1999
                       with Report of Independent Auditors

               IL Annuity and Insurance Company Separate Account 1

                              Financial Statements

                          Year ended December 31, 1999

                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Statement of Net Assets.......................................................2
Statement of Operations.......................................................3
Statements of Changes in Net Assets...........................................4
Notes to Financial Statements.................................................6

                         Report of Independent Auditors

Contract Holders of IL Annuity and Insurance Co. Separate Account 1
  and
Board of Directors of IL Annuity and Insurance Company

We have audited the accompanying statement of net assets of IL Annuity and Insurance Company Separate Account 1 (the Account) (comprising, respectively, Alger American MidCap Growth, Alger Small Capitalization, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Money Market, OCC Managed, OCC Small Cap, T. Rowe Price International Stock, T. Rowe Price Limited-Term Bond, Van Eck Hard Assets, SAFECO Equity, SAFECO Growth, Royce Micro-Cap, and First Eagle SoGen Overseas Variable Portfolios) as of December 31, 1999, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting IL Annuity and Insurance Company Separate Account 1 at December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP


Indianapolis, Indiana
March 29, 2000

               IL Annuity and Insurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 1999

                                                                                           VALUE IN
                                                                                         ACCUMULATION        UNITS IN
                                                                           PERCENT OF   PERIOD AND NET     ACCUMULATION
                                                                           NET ASSETS       ASSETS            PERIOD      UNIT VALUE
                                                                           ---------------------------------------------------------
Assets
Investments at net asset value:
    Alger American Fund:
         Alger American MidCap Growth Portfolio--512,349.46
           shares at $32.23 per share (cost--$13,487,675)                     4.84%      $ 16,513,023        805,946      $  20.489
         Alger Small Capitalization Portfolio--214,299.94 shares at
           $55.15 per share (cost--$9,200,766)                                3.47%        11,818,642        670,675         17.622

    Fidelity Variable Insurance Products Fund and Fund II:
        Fidelity Asset Manager Portfolio--659,205.94 shares at
            $18.67 per share (cost--$11,354,016)                              3.61%        12,307,375        704,164         17.478
        Fidelity Contra Portfolio--1,362,488.75 shares
            at $29.15 per share (cost--$30,502,625)                          11.64%        39,716,547      1,706,257         23.277
        Fidelity Equity Income Portfolio--1,072,037.62 shares at
            $25.71 per share (cost--$26,216,567)                              8.08%        27,562,087      1,580,486         17.439
        Fidelity Growth Portfolio--763,469.14 shares at $54.93
            per share (cost--$32,079,104)                                    12.30%        41,937,360      1,699,520         24.676
        Fidelity Index 500 Portfolio--436,330.91 shares
            at $167.41 per share (cost--$58,444,123)                         21.42%        73,046,158      2,914,618         25.062
        Fidelity Investment Grade Bond Portfolio--736,974.94
             shares at $12.16 per share (cost--$9,148,667)                    2.63%         8,961,615        763,210         11.742
         Fidelity Money Market Portfolio--17,952,244.12 shares
             at $1.00 per share (cost--$17,952,244)                           5.26%        17,952,244      1,527,851         11.750

    Oppenheimer Capital Accumulation Trust:
        OCC Managed Portfolio--499.957.11 shares at $43.65
            per share (cost--$21,415,967)                                     6.40%        21,823,128      1,316,391         16.578
        OCC Small Cap Portfolio--180,682.99 shares
             at $22.52 per share (cost--$4,293,477)                           1.19%         4,068,981        319,888         12.720

    T. Rowe Price International Series, Inc.:
        T. Rowe Price International Stock Portfolio--733,370.25
             shares at $19.04 per share (cost--$10,777,732)                   4.09%        13,963,370        776,131         17.991

    T. Rowe Price Fixed Income Series, Inc.:
        T. Rowe Price Limited-Term Bond Portfolio--939,438.46
             shares at $4.79 per share (cost--$4,660,490)                     1.32%         4,499,910        393,693         11.430

    Van Eck Worldwide Insurance Trust:
        Van Eck Hard Assets Portfolio--
             219,306.38 shares at $10.96 per share (cost--$2,652,270)         0.70%         2,403,598        246,953          9.733

    SAFECO Resource Series Trust:
        SAFECO Equity Portfolio--552,074.13
            shares at $31.02 per share (cost--$16,527,153)                    5.02%        17,125,340      1,229,915         13.924
        SAFECO Growth Portfolio--815,215.64
            shares at $22.50 per share (cost--$17,797,911)                    5.38%        18,342,352      1,581,237         11.600

    Royce Capital Fund:
        Royce Micro-Cap Portfolio--596,476.57
            shares at $6.13 per share (cost--$3,311,130)                      1.07%         3,656,401        258,403         14.150

    First Eagle SoGen Variable Funds, Inc:
        First Eagle SoGen Overseas Variable Portfolio--380,121.45
            shares at $14.18 per share (cost--$4,722,504)                     1.58%         5,390,122        405,486         13.293
                                                                            ----------------------------------------

Total investments and net assets (cost--$294,544,421)                       100.00%      $341,088,253     18,900,824
                                                                            ========================================

See accompanying notes.

              IL Annuity and Insurance Company Separate Account 1

                             Statement of Operations

                          Year ended December 31, 1999

                                                                                                     FIDELITY
                                                                 ALGER AMERICAN     ALGER SMALL        ASSET        FIDELITY
                                                                  MIDCAP GROWTH   CAPITALIZATION      MANAGER        CONTRA
                                                   COMBINED         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                ------------------------------------------------------------------------------
Net investment income                           $ 12,001,639       $ 1,678,743      $   861,686    $   670,676    $   987,222
Mortality and expense charges                     (3,905,497)         (161,312)        (109,999)      (150,596)      (434,104)
Net realized gain (loss) on investments            4,560,713           253,679          125,861         71,402      1,207,572
Net change in unrealized appreciation
     (depreciation) on investments                30,652,420         1,778,123        2,298,679        414,986      5,016,833
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations                  $ 43,309,275       $ 3,549,233      $ 3,176,227    $ 1,006,468    $ 6,777,523
                                                ==============================================================================

                                                 FIDELITY                                         FIDELITY      FIDELITY
                                                  EQUITY        FIDELITY                         INVESTMENT       MONEY
                                                  INCOME         GROWTH         FIDELITY INDEX   GRADE BOND       MARKET
                                                 PORTFOLIO      PORTFOLIO        500 PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                --------------------------------------------------------------------------
Net investment income                           $ 1,100,129    $ 2,024,084       $    712,405    $  447,944     $ 713,423
Mortality and expense charges                      (371,943)      (381,937)          (817,544)     (131,511)     (200,222)
Net realized gain (loss) on investments             638,391      1,107,959          2,088,415        21,268             -
Net change in unrealized appreciation
     (depreciation) on investments                 (315,464)     6,605,400          8,242,771      (535,619)       42,101
                                                --------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations                  $ 1,051,113    $ 9,355,506       $ 10,226,047    $ (197,918)    $ 555,302
                                                ==========================================================================

               IL Annuity and Insurance Company Separate Account 1

                       Statement of Operations (continued)

                          Year ended December 31, 1999

                                                                                                    T. ROWE
                                                                                                     PRICE
                                                     OCC          OCC SMALL      T. ROWE PRICE    LIMITED-TERM     VAN ECK
                                                   MANAGED           CAP         INTERNATIONAL        BOND       HARD ASSETS
                                                  PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                -----------------------------------------------------------------------------
Net investment income                           $ 1,102,162      $   23,937      $   205,893      $ 236,133      $  28,880
Mortality and expense charges                      (320,935)        (56,809)        (149,201)       (60,723)       (29,313)
Net realized gain (loss) on investments             389,635        (216,188)         568,635        (22,155)      (194,175)
Net change in unrealized appreciation
      (depreciation) on investments                (274,304)         57,190        2,711,892       (237,067)       557,487
                                                -----------------------------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations                  $   896,558      $ (191,870)     $ 3,337,219      $ (83,812)     $ 362,879
                                                =============================================================================

                                                                                               FIRST EAGLE
                                                                                                  SOGEN
                                                   SAFECO       SAFECO       ROYCE MICRO-        OVERSEAS
                                                   EQUITY       GROWTH           CAP             VARIABLE
                                                  PORTFOLIO    PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                ---------------------------------------------------------
Net investment income                           $   909,105   $         -     $ 299,217      $         -
Mortality and expense charges                      (203,270)     (239,767)      (42,598)         (43,713)
Net realized gain (loss) on investments             350,614    (1,992,172)     (142,466)         304,438
Net change in unrealized appreciation
      (depreciation) on investments                  (9,638)    2,886,119       602,202          810,729
                                                ---------------------------------------------------------
Net increase (decrease) in net assets
     resulting from operations                  $ 1,046,811   $   654,180     $ 716,355      $ 1,071,454
                                                =========================================================

See accompanying notes.

              IL Annuity and Insurance Company Separate Account 1

                      Statements of Changes in Net Assets

                                                                           ALGER
                                                                          AMERICAN
                                                                           MIDCAP        ALGER SMALL       FIDELITY ASSET
                                                                           GROWTH       CAPITALIZATION         MANAGER
                                                       COMBINED          PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                    ---------------------------------------------------------------------
Net assets at January 1, 1998                       $  85,386,463      $  3,611,636     $  4,070,714       $  2,994,503

Changes from 1998 operations:
     Net investment income                              9,367,420           453,239          693,500            458,305
     Mortality and expense charges                     (2,007,727)          (75,998)         (67,842)           (75,619)
     Net realized gain (loss) on investments            1,859,754           153,594          (59,894)           (19,710)
     Net change in unrealized appreciation
         (depreciation) on investments                 11,776,540         1,049,949          122,399            389,600
                                                    ---------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                     20,995,987         1,580,784          688,163            752,576
     Net increase from contract purchases             298,691,519         7,584,846        4,929,292          8,469,571
     Net decrease from
         redemptions-withdrawals                     (184,211,526)       (4,313,748)      (3,421,495)        (4,183,843)
                                                    ---------------------------------------------------------------------
Total increase (decrease) in net assets               135,475,980         4,851,882        2,195,960          5,038,304
                                                    ---------------------------------------------------------------------
Net assets at December 31, 1998                       220,862,443         8,463,518        6,266,674          8,032,807

Changes from 1999 operations:
     Net investment income                             12,001,639         1,678,743          861,686            670,676
     Mortality and expense charges                     (3,905,497)         (161,312)        (109,999)          (150,596)
     Net realized gain (loss) on investments            4,560,713           253,679          125,861             71,402
     Net change in unrealized appreciation
         (depreciation) on investments                 30,652,420         1,778,123        2,298,679            414,986
                                                    ---------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                     43,309,275         3,549,233        3,176,227          1,006,468
     Net increase from contract purchases             541,778,764        16,968,455       14,408,699         17,068,360
     Net decrease from
         redemptions-withdrawals                     (464,862,229)      (12,468,183)     (12,032,958)       (13,800,260)
                                                    ---------------------------------------------------------------------
Total increase (decrease) in net assets               120,225,810         8,049,505        5,551,968          4,274,568
                                                    ---------------------------------------------------------------------
Net assets at December 31, 1999                     $ 341,088,253      $ 16,513,023     $ 11,818,642       $ 12,307,375
                                                    =====================================================================

                                                      FIDELITY           FIDELITY            FIDELITY
                                                       CONTRA         EQUITY INCOME           GROWTH        FIDELITY INDEX
                                                      PORTFOLIO          PORTFOLIO           PORTFOLIO      500 PORTFOLIO
                                                    ----------------------------------------------------------------------
Net assets at January 1, 1998                       $  9,465,604       $ 11,818,065        $  6,121,785      $ 13,774,059

Changes from 1998 operations:
     Net investment income                               596,940            800,776             905,561           570,714
     Mortality and expense charges                      (206,094)          (231,657)           (143,225)         (332,834)
     Net realized gain (loss) on investments             592,365            386,300             338,655           956,202
     Net change in unrealized appreciation
         (depreciation) on investments                 3,260,882            697,837           2,748,173         4,994,487
                                                    ----------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                     4,244,093          1,653,256           3,849,164         6,188,569
     Net increase from contract purchases             20,344,843         21,390,192          15,375,506        36,779,413
     Net decrease from
         redemptions-withdrawals                     (10,727,034)       (12,321,701)         (8,082,920)      (16,780,184)
                                                    ----------------------------------------------------------------------
Total increase (decrease) in net assets               13,861,902         10,721,747          11,141,750        26,187,798
                                                    ----------------------------------------------------------------------
Net assets at December 31, 1998                       23,327,506         22,539,812          17,263,535        39,961,857

Changes from 1999 operations:
     Net investment income                               987,222          1,100,129           2,024,084           712,405
     Mortality and expense charges                      (434,104)          (371,943)           (381,937)         (817,544)
     Net realized gain (loss) on investments           1,207,572            638,391           1,107,959         2,088,415
     Net change in unrealized appreciation
         (depreciation) on investments                 5,016,833           (315,464)          6,605,400         8,242,771
                                                    ----------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                     6,777,523          1,051,113           9,355,506        10,226,047
     Net increase from contract purchases             39,592,899         33,989,991          44,558,221        69,776,065
     Net decrease from
         redemptions-withdrawals                     (29,981,381)       (30,018,829)        (29,239,902)      (46,917,811)
                                                    ----------------------------------------------------------------------
Total increase (decrease) in net assets               16,389,041          5,022,275          24,673,825        33,084,301
                                                    ----------------------------------------------------------------------
Net assets at December 31, 1999                     $ 39,716,547       $ 27,562,087        $ 41,937,360      $ 73,046,158
                                                    ======================================================================

                                                      FIDELITY         FIDELITY
                                                     INVESTMENT          MONEY
                                                     GRADE BOND          MARKET
                                                      PORTFOLIO        PORTFOLIO
                                                    -----------------------------
Net assets at January 1, 1998                       $  3,072,742   $   5,292,080

Changes from 1998 operations:
     Net investment income                               194,377         452,350
     Mortality and expense charges                       (76,041)       (121,853)
     Net realized gain (loss) on investments               2,172               -
     Net change in unrealized appreciation
         (depreciation) on investments                   285,814         (18,358)
                                                    -----------------------------
     Net increase (decrease) in net assets
         resulting from operations                       406,322         312,139
     Net increase from contract purchases             10,569,641      71,373,876
     Net decrease from
         redemptions-withdrawals                      (5,728,014)    (64,850,004)
                                                    -----------------------------
Total increase (decrease) in net assets                5,247,949       6,836,011
                                                    -----------------------------
Net assets at December 31, 1998                        8,320,691      12,128,091

Changes from 1999 operations:
     Net investment income                               447,944         713,423
     Mortality and expense charges                      (131,511)       (200,222)
     Net realized gain (loss) on investments              21,268               -
     Net change in unrealized appreciation
         (depreciation) on investments                  (535,619)         42,101
                                                    -----------------------------
     Net increase (decrease) in net assets
         resulting from operations                      (197,918)        555,302
     Net increase from contract purchases             16,522,850     113,392,502
     Net decrease from
         redemptions-withdrawals                     (15,684,008)   (108,123,651)
                                                    -----------------------------
Total increase (decrease) in net assets                  640,924       5,824,153
                                                    -----------------------------
Net assets at December 31, 1999                     $  8,961,615   $  17,952,244
                                                    =============================

See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1

                                                                         OCC SMALL        T. ROWE PRICE         T. ROWE PRICE
                                                     OCC MANAGED            CAP        INTERNATIONAL STOCK     LIMITED-TERM BOND
                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO             PORTFOLIO
                                                     --------------------------------------------------------------------------
Net assets at January 1, 1998                        $ 10,190,341       $ 2,379,440       $  4,410,390          $ 1,474,047

Changes from 1998 operations:
     Net investment income                                481,414           110,595            139,591              146,488
     Mortality and expense charges                       (226,305)          (45,639)           (87,862)             (35,110)
     Net realized gain (loss) on investments              276,982           (13,426)            94,295               10,736
     Net change in unrealized appreciation
         (depreciation) on investments                    184,083          (485,425)           712,822               12,670
                                                     --------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                        716,174          (433,895)           858,846              134,784
     Net increase from contract purchases              25,366,783         4,473,073          9,217,930            5,660,952
     Net decrease from
         redemptions-withdrawals                      (13,909,035)       (2,540,172)        (5,446,561)          (3,264,300)
                                                     --------------------------------------------------------------------------
Total increase (decrease) in net assets                12,173,922         1,499,006          4,630,215            2,531,436
                                                     --------------------------------------------------------------------------
Net assets at December 31, 1998                        22,364,263         3,878,446          9,040,605            4,005,483

Changes from 1999 operations:
     Net investment income                              1,102,162            23,937            205,893              236,133
     Mortality and expense charges                       (320,935)          (56,809)          (149,201)             (60,723)
     Net realized gain (loss) on investments              389,635          (216,188)           568,635              (22,155)
     Net change in unrealized appreciation
         (depreciation) on investments                   (274,304)           57,190          2,711,892             (237,067)
                                                     --------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                        896,558          (191,870)         3,337,219              (83,812)
     Net increase from contract purchases              30,833,079         6,776,372         56,335,236            7,699,406
     Net decrease from
         redemptions-withdrawals                      (32,270,772)       (6,393,967)       (54,749,690)          (7,121,167)
                                                     --------------------------------------------------------------------------
Total increase (decrease) in net assets                  (541,135)          190,535          4,922,765              494,427
                                                     --------------------------------------------------------------------------
Net assets at December 31, 1999                      $ 21,823,128       $ 4,068,981       $ 13,963,370          $ 4,499,910
                                                     ==========================================================================


                                                       VAN ECK HARD    VAN ECK WORLDWIDE    SAFECO EQUITY     SAFECO GROWTH
                                                     ASSETS PORTFOLIO  BALANCED PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                     ------------------------------------------------------------------------
Net assets at January 1, 1998                          $ 1,991,432         $  977,935        $  1,099,634       $  1,360,185

Changes from 1998 operations:
     Net investment income                                 310,221            283,045             495,189          1,852,533
     Mortality and expense charges                         (27,263)            (8,766)            (73,843)          (119,546)
     Net realized gain (loss) on investments              (331,786)          (463,485)             43,764           (104,148)
     Net change in unrealized appreciation
         (depreciation) on investments                    (685,492)           337,943             718,775         (2,223,832)
                                                     ------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                        (734,320)           148,737           1,183,885           (594,993)
     Net increase from contract purchases                1,874,118            748,303          15,713,371         29,331,910
     Net decrease from
         redemptions-withdrawals                        (1,249,134)        (1,874,975)         (7,470,551)       (12,323,701)
                                                     ------------------------------------------------------------------------
Total increase (decrease) in net assets                   (109,336)          (977,935)          9,426,705         16,413,216
                                                     ------------------------------------------------------------------------
Net assets at December 31, 1998                          1,882,096                  -          10,526,339         17,773,401

Changes from 1999 operations:
     Net investment income                                  28,880                  -             909,105                  -
     Mortality and expense charges                         (29,313)                 -            (203,270)          (239,767)
     Net realized gain (loss) on investments              (194,175)                 -             350,614         (1,992,172)
     Net change in unrealized appreciation
         (depreciation) on investments                     557,487                  -              (9,638)         2,886,119
                                                     ------------------------------------------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                         362,879                  -           1,046,811            654,180
     Net increase from contract purchases                1,148,341                  -          24,401,720         27,733,408
     Net decrease from
         redemptions-withdrawals                          (989,718)                 -         (18,849,530)       (27,818,637)
                                                     ------------------------------------------------------------------------
Total increase (decrease) in net assets                    521,502                  -           6,599,001            568,951
                                                     ------------------------------------------------------------------------
Net assets at December 31, 1999                        $ 2,403,598         $        -        $ 17,125,340       $ 18,342,352
                                                     ========================================================================

                                                      ROYCE MICRO-          FIRST EAGLE
                                                          CAP             SOGEN OVERSEAS
                                                        PORTFOLIO       VARIABLE PORTFOLIO(1)
                                                     ----------------------------------------
Net assets at January 1, 1998                         $    754,618           $   527,253

Changes from 1998 operations:
     Net investment income                                 402,160                20,422
     Mortality and expense charges                         (29,799)              (22,431)
     Net realized gain (loss) on investments                (2,728)                 (134)
     Net change in unrealized appreciation
         (depreciation) on investments                    (262,782)              (63,005)
                                                     ------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                         106,851               (65,148)
     Net increase from contract purchases                6,156,312             3,331,587
     Net decrease from
         redemptions-withdrawals                        (3,808,038)           (1,916,116)
                                                     ------------------------------------
Total increase (decrease) in net assets                  2,455,125             1,350,323
                                                     ------------------------------------
Net assets at December 31, 1998                          3,209,743             1,877,576

Changes from 1999 operations:
     Net investment income                                 299,217                     -
     Mortality and expense charges                         (42,598)              (43,713)
     Net realized gain (loss) on investments              (142,466)              304,438
     Net change in unrealized appreciation
         (depreciation) on investments                     602,202               810,729
                                                     ------------------------------------
     Net increase (decrease) in net assets
         resulting from operations                         716,355             1,071,454
     Net increase from contract purchases                9,817,163            10,755,997
     Net decrease from
         redemptions-withdrawals                       (10,086,860)           (8,314,905)
                                                     ------------------------------------
Total increase (decrease) in net assets                    446,658             3,512,546
                                                     ------------------------------------
Net assets at December 31, 1999                       $  3,656,401           $ 5,390,122
                                                     ====================================

(1) Formerly known as SoGen Overseas Variable Portfolio.

See accompanying notes.

               IL Annuity and Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 1999

1. ACCOUNTING POLICIES

THE ACCOUNT

IL Annuity and Insurance Company Separate Account 1 (the "Account") is a segregated investment account of the IL Annuity and Insurance Company (the "Company"), a wholly owned subsidiary of The Indianapolis Life Group of Companies, Inc. ("IL Group"), a majority owned subsidiary of Indianapolis Life Insurance Company ("ILICo"). The Account was established under Massachusetts law on November 1, 1994, commenced operations in November 1995 and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

INVESTMENTS

The Account invests in the following funds:

      Alger American Fund--MidCap Growth Portfolio, Small Capitalization
      Portfolio

      Fidelity Variable Insurance Products Fund and Fund II--Asset Manager Portfolio, Contra Portfolio, Equity Income Portfolio, Growth Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Money Market Portfolio

      Oppenheimer Capital Accumulation Trust--Managed Portfolio, Small Cap Portfolio

      T. Rowe Price International Series, Inc.--International Stock Portfolio

      T. Rowe Price Fixed Income Series, Inc.--Limited-Term Bond Portfolio

      Van Eck Worldwide Insurance Trust--Hard Assets Portfolio

      SAFECO Resource Series Trust--Equity Portfolio, Growth Portfolio

      Royce Capital Fund--Micro-Cap Portfolio

      First Eagle SoGen Variable Funds, Inc.--Overseas Variable Portfolio

               IL Annuity and Insurance Company Separate Account 1

1. ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Investments in funds are stated at the closing net asset value per share on December 31.

Investment transactions are accounted for on a trade date basis and the cost of investments sold is determined by the average cost method.

DIVIDENDS

Dividends paid to the Account are automatically reinvested in shares of the funds on the payable date.

UNIT VALUE

Unit values for the Account portfolios are computed at the end of each business day. The unit value is equal to the unit value of the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Account.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a "life insurance company" as defined by the Internal Revenue Code. Based on current law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain prior year amounts have been reclassified to conform to the current year presentation.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE

Amounts are paid to the Company for mortality and expense guarantees at the rate of 0.003404% of the current value of the Account per day (1.25% on an annual basis). The Account also pays the Company for other expenses such as contract fees ($7.50 per contract at the end of each quarter), and asset-based administration fees (.15% on an annual basis).

Accordingly, the Company is responsible for all sales, general and administrative expenses applicable to the Account.

               IL Annuity and Insurance Company Separate Account 1

3. NET ASSETS

Net assets at December 31, 1999 consist of the following:

                                                       ALGER
                                                      AMERICAN
                                                       MIDCAP           ALGER SMALL       FIDELITY ASSET        FIDELITY
                                                       GROWTH          CAPITALIZATION         MANAGER            CONTRA
                                     COMBINED         PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
                                   -------------------------------------------------------------------------------------------
Contract purchases                 $ 956,500,082    $ 28,741,207        $ 24,343,078       $ 29,095,949      $ 69,833,194

Redemptions-
  withdrawals                       (686,891,671)    (17,660,560)        (16,671,437)       (18,838,973)      (42,317,422)

Accumulated net
  investment income                   16,410,340       1,892,577           1,423,586            979,672           910,764

Accumulated realized
  gain (loss) on investments           7,549,428         471,640              88,297             94,874         1,956,104

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                         47,520,074       3,068,159           2,635,118            975,853         9,333,907
                                   -------------------------------------------------------------------------------------------

                                   $ 341,088,253    $ 16,513,023        $ 11,818,642       $ 12,307,375      $ 39,716,547
                                   ===========================================================================================

                                                                                                FIDELITY         FIDELITY
                                    FIDELITY EQUITY      FIDELITY                              INVESTMENT         MONEY
                                         INCOME           GROWTH         FIDELITY INDEX        GRADE BOND         MARKET
                                       PORTFOLIO         PORTFOLIO       500 PORTFOLIO          PORTFOLIO       PORTFOLIO
                                   ------------------------------------------------------------------------------------------
Contract purchases                    $ 68,023,435       $ 66,222,452     $ 121,371,221       $ 30,961,974     $ 210,219,029

Redemptions-
  withdrawals                          (44,549,700)       (38,199,768)      (66,461,836)       (22,331,518)     (193,302,443)

Accumulated net
  investment income                      1,508,699          2,424,629           141,146            455,252         1,011,859

Accumulated realized
  gain (loss) on investments             1,188,631          1,520,723         3,365,825             35,562                 -

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                            1,391,022          9,969,324        14,629,802           (159,655)           23,799
                                   ------------------------------------------------------------------------------------------

                                      $ 27,562,087       $ 41,937,360     $  73,046,158       $  8,961,615     $  17,952,244
                                   ==========================================================================================

               IL Annuity and Insurance Company Separate Account 1

3. NET ASSETS (CONTINUED)

                                                                         T. ROWE PRICE
                                        OCC           OCC SMALL          INTERNATIONAL       T. ROWE PRICE         VAN ECK
                                      MANAGED            CAP                 STOCK           LIMITED-TERM        HARD ASSETS
                                     PORTFOLIO         PORTFOLIO           PORTFOLIO         BOND PORTFOLIO       PORTFOLIO
                                   -----------------------------------------------------------------------------------------
Contract purchases                  $ 67,390,651      $13,837,784        $ 71,223,885        $ 15,971,217       $ 5,732,654

Redemptions-
  withdrawals                        (47,892,684)      (9,378,765)        (61,482,718)        (11,539,589)       (2,866,150)

Accumulated net
  investment income                    1,061,551           46,349             178,616             295,968           293,836

Accumulated realized
  gain (loss) on investments             806,485         (202,314)            720,908              (8,075)         (515,931)

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                            457,125         (234,073)          3,322,679            (219,611)         (240,811)
                                   -----------------------------------------------------------------------------------------

                                    $ 21,823,128      $ 4,068,981        $ 13,963,370        $  4,499,910       $ 2,403,598
                                   =========================================================================================

                                                                                                                    FIRST EAGLE
                                       VAN ECK                                                                         SOGEN
                                      WORLDWIDE           SAFECO              SAFECO           ROYCE MICRO-          OVERSEAS
                                       BALANCED           EQUITY              GROWTH               CAP               VARIABLE
                                      PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                   ---------------------------------------------------------------------------------------------
Contract purchases                  $ 2,133,023        $ 41,402,881        $ 58,514,602        $ 16,771,028        $ 14,710,818

Redemptions-
  withdrawals                        (2,335,390)        (26,529,706)        (40,269,405)        (13,956,233)        (10,307,374)

Accumulated net
  investment income                     272,508           1,202,689           1,700,015             656,996             (46,372)

Accumulated realized
  gain (loss) on investments           (430,469)            394,378          (2,096,320)           (145,194)            304,304

Accumulated net change
  in unrealized appreciation
  (depreciation) on
  investments                           360,328             655,098             493,460             329,804             728,746
                                   ---------------------------------------------------------------------------------------------

                                    $         -        $ 17,125,340        $ 18,342,352        $  3,656,401        $  5,390,122
                                   =============================================================================================

               IL Annuity and Insurance Company Separate Account 1

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1999:

                                                             AGGREGATE              AGGREGATE
                                                              COST OF                PROCEEDS
                                                             PURCHASES              FROM SALES
                                                           -------------           ------------
       Alger American MidCap Growth Portfolio              $  8,506,031            $ 2,447,448
       Alger Small Capitalization Portfolio                   6,434,749              3,262,373
       Fidelity Asset Manager Portfolio                       5,691,880              1,889,233
       Fidelity Contra Portfolio                             14,245,074              3,974,722
       Fidelity Equity Income Portfolio                       9,577,739              4,840,684
       Fidelity Growth Portfolio                             22,082,933              5,035,058
       Fidelity Index 500 Portfolio                          28,951,000              6,202,201
       Fidelity Investment Grade Bond Portfolio               3,817,458              2,640,030
       Fidelity Money Market Portfolio                       17,952,244             12,128,091
       OCC Managed Portfolio                                  5,524,781              6,115,368
       OCC Small Cap Portfolio                                1,981,900              1,634,011
       T. Rowe Price International Stock Portfolio            7,929,691              6,199,321
       T. Rowe Price Limited-Term Bond Portfolio              2,576,775              1,884,202
       Van Eck Hard Assets Portfolio                            773,820                599,839
       SAFECO Equity Portfolio                                7,997,640              1,695,288
       SAFECO Growth Portfolio                                5,004,378              5,298,650
       Royce Micro-Cap Portfolio                              1,116,277              1,134,030
       First Eagle SoGen Overseas Variable Portfolio          4,722,504              2,187,515
                                                           -------------           ------------
                                                           $154,886,874            $69,168,064
                                                           =============           ============

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS

                                                                          YEAR ENDED DECEMBER 31
                                            -------------------------------------------------------------------------------
                                                           1999                                          1998
                                            -------------------------------------------------------------------------------
                                               UNITS                 AMOUNT                    UNITS             AMOUNT
                                            -------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP
  GROWTH PORTFOLIO
    Contract purchases                       1,162,430           $  16,968,455                541,388        $  7,584,846
    Redemptions-withdrawals                   (890,365)            (12,468,183)              (307,905)         (4,313,748)

ALGER SMALL CAPITALIZATION
  PORTFOLIO
    Contract purchases                       1,389,452              14,408,699                421,397           4,929,292
    Redemptions-withdrawals                 (1,215,713)            (12,032,958)              (292,498)         (3,421,495)

FIDELITY ASSET MANAGER PORTFOLIO
    Contract purchases                       1,128,339              17,068,360                564,262           8,469,571
    Redemptions-withdrawals                   (927,556)            (13,800,260)              (278,737)         (4,183,843)

FIDELITY CONTRA PORTFOLIO
    Contract purchases                       2,611,991              39,592,899              1,203,125          20,344,843
    Redemptions-withdrawals                 (2,131,166)            (29,981,381)              (634,360)        (10,727,034)

FIDELITY EQUITY INCOME PORTFOLIO
    Contract purchases                       2,389,674              33,989,991              1,347,626          21,390,192
    Redemptions-withdrawals                 (2,154,726)            (30,018,829)              (776,292)        (12,321,701)

FIDELITY GROWTH PORTFOLIO
    Contract purchases                       2,437,135              44,558,221                977,899          15,375,506
    Redemptions-withdrawals                 (1,683,823)            (29,239,902)              (514,083)         (8,082,920)

FIDELITY INDEX 500 PORTFOLIO
    Contract purchases                       3,681,014              69,776,065              1,948,062          36,779,413
    Redemptions-withdrawals                 (2,653,917)            (46,917,811)              (888,781)        (16,780,184)

FIDELITY INVESTMENT GRADE
  BOND PORTFOLIO
    Contract purchases                       1,639,485              16,522,850                909,373          10,569,641
    Redemptions-withdrawals                 (1,566,845)            (15,684,008)              (492,817)         (5,728,014)

FIDELITY MONEY MARKET PORTFOLIO
    Contract purchases                       9,966,477             113,392,502              6,425,159          71,373,876
    Redemptions-withdrawals                 (9,508,057)           (108,123,651)            (5,837,872)        (64,850,004)

OCC MANAGED PORTFOLIO
    Contract purchases                       1,999,613              30,833,079              1,627,589          25,366,783
    Redemptions-withdrawals                 (2,077,984)            (32,270,772)              (892,434)        (13,909,035)

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                                         YEAR ENDED DECEMBER 31
                                            -------------------------------------------------------------------------------
                                                           1999                                         1998
                                            -------------------------------------------------------------------------------
                                               UNITS                 AMOUNT                   UNITS              AMOUNT
                                            -------------------------------------------------------------------------------
OCC SMALL CAP
  PORTFOLIO
    Contract purchases                         591,789            $  6,776,372                321,943        $  4,473,073
    Redemptions-withdrawals                   (560,264)             (6,393,967)              (182,825)         (2,540,172)

T. ROWE PRICE INTERNATIONAL
  STOCK PORTFOLIO
    Contract purchases                       4,311,898              56,335,236                718,383           9,217,930
    Redemptions-withdrawals                 (4,193,325)            (54,749,690)              (424,468)         (5,446,561)

T. ROWE PRICE LIMITED-TERM
  BOND PORTFOLIO
    Contract purchases                         715,695               7,699,406                508,347           5,660,952
    Redemptions-withdrawals                   (671,608)             (7,121,167)              (293,130)         (3,264,300)

VAN ECK HARD ASSETS
  PORTFOLIO
    Contract purchases                         144,297               1,148,341                186,118           1,874,118
    Redemptions-withdrawals                   (127,973)               (989,718)              (124,051)         (1,249,134)

VAN ECK WORLDWIDE BALANCED
  PORTFOLIO
    Contract purchases                               -                       -                124,696             748,303
    Redemptions-withdrawals                          -                       -               (312,444)         (1,874,975)

SAFECO EQUITY PORTFOLIO
    Contract purchases                       1,930,496              24,401,720              1,342,335          15,713,371
    Redemptions-withdrawals                 (1,515,433)            (18,849,530)              (638,181)         (7,470,551)

SAFECO GROWTH PORTFOLIO
    Contract purchases                       2,642,480              27,733,408              2,639,423          29,331,910
    Redemptions-withdrawals                 (2,658,244)            (27,818,637)            (1,108,945)        (12,323,701)

ROYCE MICRO-CAP
  PORTFOLIO
    Contract purchases                         949,230               9,817,163                556,679           6,156,312
    Redemptions-withdrawals                   (977,299)            (10,086,860)              (344,338)         (3,808,038)

               IL Annuity and Insurance Company Separate Account 1

5. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                                        YEAR ENDED DECEMBER 31
                                            ----------------------------------------------------------------------------
                                                        1999                                          1998
                                            ----------------------------------------------------------------------------
                                               UNITS               AMOUNT                    UNITS            AMOUNT
                                            ----------------------------------------------------------------------------
FIRST EAGLE SOGEN OVERSEAS VARIABLE
  PORTFOLIO
    Contract purchases                       964,373            $ 10,755,997                352,661       $   3,331,587
    Redemptions-withdrawals                 (761,148)             (8,314,905)              (202,828)         (1,916,116)
                                                                ------------                              -------------
    Net increase from unit
      transactions                                              $ 76,916,535                              $ 114,479,993
                                                                ============                              =============

               IL Annuity and Insurance Company Separate Account 1

6. YEAR 2000 (UNAUDITED)

The Company relies on ILICo for its information systems processing, and utilizes investment transaction information reported by the various fund managers. In 1997 ILICo's Board of Directors adopted a Year 2000 Plan to address all major computing information systems including hardware, software, equipment and business partners. The objective of the Year 2000 Plan was to ensure that ILICo and all its subsidiaries could continue to serve its customers with minimal business disruptions and business risk. The Year 2000 Plan was supported by ILICo officers and executive management, and is closely monitored by the Board of Directors.

As a result of the foregoing, the Company conducted business as usual on work day one of the new year. All business units experienced a smooth transition into the Year 2000. A few minor issues were quickly identified and resolved, but there was no impact to business operations and no need to invoke the Company's contingency plans. Although it anticipates no problems, the Company will continue to monitor systems and business applications to ensure future year 2000 processing dates are successfully completed.

7. AFFILIATION

On February 18, 2000, ILICo and IL Group entered into a definitive agreement with American Mutual Holding Co. ("AMHC) and AmerUs Life Holdings, Inc. ("AmerUs"), which contemplates the ultimate combination of AMHC, AmerUs, and ILICo. The transaction, which includes demutualization by ILICo, is subject to various governmental and insurance department approvals. Under the agreement, AHMC initially acquired a 45% ownership interest in the IL Group.

                              Financial Statements

                        IL Annuity and Insurance Company

                  Years ended December 31, 1999, 1998 and 1997
                       With Report of Independent Auditors

                        IL Annuity and Insurance Company

                              Financial Statements

                  Years ended December 31, 1999, 1998 and 1997

                                    CONTENTS

Report of Independent Auditors..........................................1

Audited Financial Statements

Balance Sheets..........................................................2
Statements of Income....................................................3
Statements of Shareholder's Equity......................................4
Statements of Cash Flows................................................5
Notes to Financial Statements...........................................6

                         Report of Independent Auditors

Board of Directors
IL Annuity and Insurance Company

We have audited the accompanying balance sheets of IL Annuity and Insurance Company (indirectly majority owned by Indianapolis Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IL Annuity and Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ ERNST & YOUNG LLP

Indianapolis, Indiana
February 25, 2000

                        IL Annuity and Insurance Company

                                 Balance Sheets

                                                                                                     DECEMBER 31
                                                                                              1999                  1998
                                                                                       --------------------------------------
ASSETS
Investments:
     Fixed maturity securities:
         Available for sale, at fair value                                              $ 2,908,292,170      $ 1,675,815,473
         Held to maturity, at amortized cost                                                  7,694,723            8,032,183
         Trading, at fair value                                                                      --          104,749,857
     Equity securities                                                                          950,250                   --
     Mortgage loans                                                                          25,867,524           25,008,180
     Policy loans                                                                               563,262              226,547
     Cash and cash equivalents                                                              145,505,780          227,784,876
                                                                                       -------------------------------------
Total investments                                                                         3,088,873,709        2,041,617,116

Accrued investment income                                                                    34,783,529           20,901,296
Reinsurance recoverable                                                                     113,558,751          108,451,109
Deferred acquisition costs                                                                   96,227,014           58,905,858
Goodwill                                                                                      1,624,487            1,734,003
Federal income taxes recoverable                                                                563,314                   --
Receivables and other assets                                                                    112,208               49,440
Separate account assets                                                                     341,088,253          220,862,443
                                                                                       -------------------------------------
Total assets                                                                            $ 3,676,831,265      $ 2,452,521,265
                                                                                       =====================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
     Future policy benefit reserves                                                     $ 3,148,322,264      $ 2,071,810,495
     Other policyholder liabilities                                                          18,408,323            4,958,066
     Accounts payable and other liabilities                                                  10,073,041           23,957,740
     Federal income taxes payable                                                                    --            1,618,322
     Deferred federal income taxes                                                           37,315,309           31,885,299
     Separate account liabilities                                                           341,088,253          220,862,443
                                                                                       -------------------------------------
Total liabilities                                                                         3,555,207,190        2,355,092,365

Shareholder's equity:
     Common stock, $250 par value:
          Authorized and issued--10,000 shares                                                2,500,000            2,500,000
     Additional paid-in capital                                                             111,662,659           91,662,659
     Accumulated other comprehensive income                                                   1,566,951              819,116
     Retained earnings                                                                        5,894,465            2,447,125
                                                                                       -------------------------------------
Total shareholder's equity                                                                  121,624,075           97,428,900
                                                                                       -------------------------------------
Total liabilities and shareholder's equity                                              $ 3,676,831,265      $ 2,452,521,265
                                                                                       =====================================

See accompanying notes.

                        IL Annuity and Insurance Company

                              Statements of Income

                                                                                          YEARS ENDED DECEMBER 31
                                                                              1999                 1998                1997
                                                                         ------------------------------------------------------
REVENUE
Annuity fees and charges                                                  $  6,707,380          $ 2,209,651         $ 1,112,192
Investment income                                                          113,145,102           55,002,920          12,315,656
Net realized capital gains                                                   3,924,199              194,062             762,934
                                                                         ------------------------------------------------------
                                                                           123,776,681           57,406,633          14,190,782
EXPENSES
Policy benefits                                                            101,148,054           39,948,207          10,483,499
Underwriting, acquisition and insurance expenses                            17,564,180           11,279,637           1,988,802
                                                                         ------------------------------------------------------
                                                                           118,712,234           51,227,844          12,472,301
                                                                         ------------------------------------------------------
Income before federal income taxes                                           5,064,447            6,178,789           1,718,481

Federal income taxes                                                         1,617,107            2,882,053              38,761
                                                                         ------------------------------------------------------

Net income                                                                $  3,447,340          $ 3,296,736         $ 1,679,720
                                                                         ======================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                       Statements of Shareholder's Equity

                                                                           ACCUMULATED
                                                                              OTHER         RETAINED
                                           COMMON       ADDITIONAL PAID-  COMPREHENSIVE     EARNINGS
                                            STOCK          IN CAPTAL          INCOME        (DEFICIT)           TOTAL
                                         -------------------------------------------------------------------------------
Balance at January 1, 1997                $2,500,000     $ 17,262,659      $  154,469      $(2,529,331)     $ 17,387,797

Net income                                        --               --              --        1,679,720         1,679,720
Change in net unrealized gains
   on available for sale securities               --               --          95,646                             95,646
                                                                                                            ------------
Comprehensive income                                                                                           1,775,366

Capital contribution                              --        7,000,000              --               --         7,000,000
                                         -------------------------------------------------------------------------------
Balance at December 31, 1997               2,500,000       24,262,659         250,115         (849,611)       26,163,163

Net income                                        --               --              --        3,296,736         3,296,736
Change in net unrealized gains
   on available for sale securities               --               --         569,001                            569,001
                                                                                                            ------------
Comprehensive income                                                                                           3,865,737

Capital contribution                              --       67,400,000              --               --        67,400,000
                                         -------------------------------------------------------------------------------
Balance at December 31, 1998               2,500,000       91,662,659         819,116        2,447,125        97,428,900

Net income                                        --               --              --        3,447,340         3,447,340
Change in net unrealized gains
   on available for sale securities               --               --         747,835               --           747,835
                                                                                                            ------------
Comprehensive income                                                                                           4,195,175

Capital contribution                              --       20,000,000              --               --        20,000,000
                                         -------------------------------------------------------------------------------
Balance at December 31, 1999              $2,500,000     $111,662,659      $1,566,951      $ 5,894,465      $121,624,075
                                         ===============================================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                            Statements of Cash Flows

                                                                                YEARS ENDED DECEMBER 31
                                                                       1999               1998             1997
                                                               ----------------------------------------------------
OPERATING ACTIVITIES
Net income                                                      $     3,447,340    $     3,296,736    $   1,679,720
Adjustments to reconcile net income to net
     cash used by operating activities:
         Amortization of bond discount/premium                       (1,216,213)       (14,211,485)      (1,521,845)
         Amortization of goodwill                                       109,516            109,516          109,516
         Net realized capital gains                                  (3,924,199)          (194,062)        (762,934)
         Changes in operating assets and liabilities:
             Deferred acquisition costs                             (47,507,670)       (45,721,706)     (17,569,346)
             Amortization of deferred acquisition costs              10,186,513          5,769,968        3,476,107
             Accrued investment income                              (13,882,233)       (15,063,267)      (5,272,055)
             Reinsurance recoverable                                 (5,107,642)       (77,488,696)     (30,962,413)
             Receivables and other assets                           (10,055,798)        (3,630,107)       5,717,101
             Accounts payable and accrued liabilities                    87,358            824,660        8,447,968
             Federal income taxes                                     3,248,374         29,221,888        4,188,924
                                                               ----------------------------------------------------
Net cash used by operating activities                               (64,614,654)      (117,086,555)     (32,469,257)

INVESTING ACTIVITIES
Sales and maturity of fixed maturity securities                     727,302,186        197,795,869       59,815,409
Mortgage loan repayments                                              1,131,976            928,766          222,696
Purchase of fixed maturity securities                            (1,806,730,445)    (1,428,079,218)    (469,593,436)
Investment in mortgage loans                                         (2,000,000)        (5,125,000)     (21,287,250)
Increase in policy loans                                               (336,715)          (185,238)         (41,309)
                                                               ----------------------------------------------------
Net cash used by investing activities                            (1,080,632,998)    (1,234,664,821)    (430,883,890)

FINANCING ACTIVITIES
Annuity deposits received                                         1,106,057,542      1,451,291,531      527,719,276
Annuity surrender benefits                                          (63,088,986)       (17,361,919)     (14,106,711)
Capital contribution                                                 20,000,000         67,400,000        7,000,000
                                                               ----------------------------------------------------
Net cash provided by financing activities                         1,062,968,556      1,501,329,612      520,612,565
                                                               ----------------------------------------------------

Net increase (decrease) in cash and short-term investments          (82,279,096)       149,578,236       57,259,418
Cash and cash equivalents at beginning of year                      227,784,876         78,206,640       20,947,222
                                                               ----------------------------------------------------
Cash and cash equivalents at end of year                        $   145,505,780    $   227,784,876    $  78,206,640
                                                               ====================================================

See accompanying notes.

                        IL Annuity and Insurance Company

                          Notes to Financial Statements

                                December 31, 1999

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES

IL Annuity and Insurance Company (the "Company") is a wholly owned subsidiary of The Indianapolis Life Group of Companies, Inc. ("IL Group"), which in turn is a majority owned subsidiary of Indianapolis Life Insurance Company ("ILICo"). The Company is incorporated in the State of Massachusetts and is licensed to do business in forty-four states and the District of Columbia.

The Company offers flexible premium deferred annuity contracts which may be offered in connection with retirement plans. The premiums collected on variable annuity contracts are invested primarily in various mutual funds held in a Separate Account at the direction of the policyholder.

Preparation of the financial statements requires management to make estimates and assumptions that effect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

INVESTMENTS

Fixed maturity securities which may be sold to meet liquidity and other needs of the Company are categorized as available for sale and are reported at fair value with unrealized holding gains and losses reported as a separate component of shareholder's equity. Fixed maturity securities which the Company has the positive intent and ability to hold to maturity are categorized as held-to-maturity and are reported at amortized cost. Prior to 1999, fixed maturity securities that were bought and held principally for the purpose of selling them in the near term to generate profits from short-term differences in price were categorized as trading and were reported at fair value with unrealized holding gains and losses reported in operations.

Cash and short-term investments include cash on hand and demand deposits and investments with maturities of less than one year at the date of acquisition, and are stated at cost which approximates fair value.

Mortgage loans and policy loans are stated at aggregate unpaid balances. Allowance for loss on mortgage loans is $261,288 and $252,608 at December 31, 1999 and 1998, respectively.

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

DEFERRED ACQUISITION COSTS

Costs relating to the acquisition of annuity products, primarily commissions and certain costs of marketing, policy issuance and underwriting, which vary with and are directly related to the production of new business, are deferred and included in the deferred acquisition cost asset to the extent that such cost are recoverable from future policy related revenues. Deferred acquisition costs, with interest, are amortized over the lives of the policies in a relationship to the present value of estimated future gross profits, discounted using the interest rate credited to the policy.

GOODWILL

Goodwill is amortized over the period of 20 years using the straight-line method. Accumulated amortization of goodwill is $565,832 and $456,316 at December 31, 1999 and 1998, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves for annuity products represent policy account balances including net realized and unrealized gains on available for sale securities allocated to policyholders, but before applicable surrender charges.

THIRD-PARTY ADMINISTRATORS

The Company has contractual arrangements with three third-party administrators to distribute and administer its annuity products, which represents all of the Company's business. One of the third-party administrators, Legacy Marketing Group, distributes and administers the majority of this business.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds that are separately administered, principally for variable annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the Separate Account are not included in the accompanying financial statements.

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

REVENUE RECOGNITION

Revenue for annuity products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against policyholder account balances.

COMPREHENSIVE INCOME

Comprehensive income is reported separately in shareholder's equity and is comprised of the results of operations and the change in a portion of unrealized gains or losses in the Company's available-for-sale securities.

The Company's reclassification adjustment for 1999 and 1998 is as follows:

YEAR ENDED DECEMBER 31, 1999                                 GROSS         TAX EFFECT          NET
                                                         ---------------------------------------------
Unrealized holding gains arising during year             $ 125,041,085    $(43,764,380)   $ 81,276,705
Reclassification adjustment for gains
   realized in net income                                   (9,989,582)      3,496,354      (6,493,228)
Allocated to future policy benefit reserves               (113,900,988)     39,865,346     (74,035,642)
                                                         ---------------------------------------------
Change in net unrealized gains on available
   for sale securities                                   $   1,150,515    $   (402,680)   $    747,835
                                                         =============================================

YEAR ENDED DECEMBER 31, 1998
Unrealized holding gains arising during year             $  98,645,860    $(34,526,051)   $ 64,119,809
Reclassification adjustment for gains
   realized in net income                                  (11,107,299)      3,887,555      (7,219,744)
Allocated to future policy benefit reserves                (86,663,175)     30,332,111     (56,331,064)
                                                         ---------------------------------------------
Change in net unrealized gains on available
   for sale securities                                   $     875,386    $   (306,385)   $    569,001
                                                         =============================================

                        IL Annuity and Insurance Company

1. ORGANIZATION, BASIS OF PRESENTATION AND ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING STANDARDS

During 1998, the Financial Accounting Standards Board issued Statement No. 133, "Accounting for Derivative Investments and Hedging Activities" (SFAS No. 133) which is effective January 1, 2001. SFAS No. 133 defines derivative instruments and provides comprehensive accounting and reporting standards for the recognition and measurement of derivative and hedging activities. It requires derivatives to be recorded in the balance sheet at fair value. The Company is evaluating SFAS No. 133 and has not determined its effect on the financial statements.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2. INVESTMENTS

Fixed maturity and equity securities consist of the following at December 31:

                                                            1999
                               -------------------------------------------------------------
                                                    GROSS         GROSS
                                   AMORTIZED     UNREALIZED     UNREALIZED          FAIR
                                     COST           GAINS         LOSSES            VALUE
                               -------------------------------------------------------------
Available for sale:
United States government       $  181,412,072   $     86,982   $  7,018,230   $  174,480,824
Public utilities                  116,659,739         10,301      6,498,941      110,171,099
Industrial and miscellaneous    2,477,795,459    265,843,623    134,204,221    2,609,434,861
Mortgage-backed securities         14,665,915             --        460,529       14,205,386
                               -------------------------------------------------------------
                               $2,790,533,185   $265,940,906   $148,181,921   $2,908,292,170
                               =============================================================
Held to maturity:
Industrial and miscellaneous   $    7,694,723   $     18,944   $    116,550   $    7,597,117
                               =============================================================
Equity securities:
Preferred stock                $    1,053,970   $         --   $    103,720   $      950,250
                               =============================================================

                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

                                                            1998
                               -------------------------------------------------------------
                                                    GROSS         GROSS
                                   AMORTIZED     UNREALIZED     UNREALIZED          FAIR
                                     COST           GAINS         LOSSES            VALUE
                               -------------------------------------------------------------
Available for sale:
United States government       $   94,424,923   $  1,390,073   $    103,035   $   95,711,961
Public utilities                  110,563,044      4,319,205             --      114,882,249
Industrial and miscellaneous    1,367,012,083    102,498,284     20,472,859    1,449,037,508
Mortgage-backed securities         15,891,744        292,010             --       16,183,754
                               -------------------------------------------------------------
                               $1,587,891,794   $108,499,572   $ 20,575,894   $1,675,815,473
                               =============================================================

Held to maturity:
Industrial and miscellaneous   $    8,032,183   $    639,087   $         --   $    8,671,270
                               =============================================================

Trading:
United States government       $    8,003,369   $     26,500   $    130,372   $    7,899,497
Special revenue                       100,370             --         80,370           20,000
Public utilities                    6,578,169        332,988         87,932        6,823,225
Industrial and miscellaneous       92,528,033      1,551,485      4,072,383       90,007,135
                               -------------------------------------------------------------
                               $  107,209,941   $  1,910,973   $  4,371,057   $  104,749,857
                               =============================================================

Effective January 1, 1999, the Company transferred fixed maturity securities, with a fair value of $104,749,857, previously classified as trading securities to available for sale securities.

                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            AVAILABLE FOR SALE            HELD TO MATURITY
                                     ---------------------------------------------------------
                                        AMORTIZED           FAIR        AMORTIZED       FAIR
                                           COST             VALUE         COST         VALUE
                                     ---------------------------------------------------------
Due in one year or less              $           --   $           --   $       --   $       --
Due after one year
  through five years                    543,022,768      570,274,679      666,667      658,247
Due after five years
  through ten years                   1,206,666,324    1,175,069,008    6,028,056    5,956,360
Due after ten years                   1,026,178,178    1,148,743,097    1,000,000      982,510
Mortgage-backed securities               14,665,915       14,205,386           --           --
                                     ---------------------------------------------------------
                                     $2,790,533,185   $2,908,292,170   $7,694,723   $7,597,117
                                     =========================================================

Net investment income consisted of the following:

                                        1999            1998            1997
                                    --------------------------------------------

Fixed maturity securities           $106,476,584     $46,825,700     $10,314,562
Equity securities                        104,402          13,673              --
Mortgage loans                         2,012,761       1,848,846         606,460
Short term investments                 9,970,948       8,136,334       1,938,719
Other                                  4,428,352       1,339,625           7,709
                                    --------------------------------------------
Gross investment income              122,993,047      58,164,178      12,867,450
Less investment expenses               9,847,945       3,161,258         631,794
                                    --------------------------------------------
Net investment income               $113,145,102     $55,002,920     $12,235,656
                                    ============================================

                        IL Annuity and Insurance Company

2. INVESTMENTS (CONTINUED)

Net unrealized gains on available for sale securities are as follows:

                                                      1999              1998
                                                  ------------      ------------
       Fixed maturity securities:
            Gross unrealized gains                $265,940,906      $108,499,573
            Gross unrealized losses                148,181,921        20,575,894
                                                  ------------      ------------
                                                   117,758,985        87,923,679
       Gross unrealized losses on
          equity securities                            103,720                --
       Gross unrealized losses on
         short-term investments                         44,238               325
       Deferred income taxes                        42,008,434        30,773,174
       Allocated to future policy
         benefit reserves                           74,035,642        56,331,064
                                                  ------------      ------------
                                                  $  1,566,951      $    819,116
                                                  ============      ============

Proceeds from sales of available for sale securities during 1999, 1998 and 1997 were $689,155,096, $155,534,662 and $31,468,962, respectively. Gross gains of
$26,998,917, $14,377,767 and $2,819,617 and gross losses of $17,261,079,
$1,150,749 and $29,328 were realized during 1999, 1998 and 1997 respectively.

3. FEDERAL INCOME TAXES

Significant components of current federal income taxes are as follows:

                                             1999           1998         1997
                                         --------------------------------------

Federal income taxes at 35%              $ 1,772,556    $ 2,165,408   $ 601,468
Effect of net operating losses/
   valuation allowance                            --        736,452    (698,193)
Other, net                                  (155,449)       (19,807)    135,486
                                         --------------------------------------
Federal income taxes                     $ 1,617,107    $ 2,882,053   $  38,761
                                         ======================================

                        IL Annuity and Insurance Company

3. FEDERAL INCOME TAXES (CONTINUED)

Federal income taxes consist of the following:

                                       1999               1998            1997
                                   ---------------------------------------------

Current taxes                      $ 6,123,012         $1,769,928        $38,761
Deferred taxes                      (4,505,905)         1,112,125             --
                                   ---------------------------------------------
Total                              $ 1,617,107         $2,882,053        $38,761
                                   =============================================

At December 31, 1999 and 1998 the financial statements included deferred tax assets of $39,203,462 and $22,139,986, and deferred tax liabilities of $76,518,771 and $54,025,285, respectively. The significant components of the Company's deferred tax assets and liabilities were deferred acquisition costs, future policy benefit reserves, and unrealized investment gains and losses.

The Company files a stand-alone federal income tax return.

The Company (paid) recovered $(8,300,000), $800,000 and $(1,000,000) in federal income taxes in 1999, 1998 and 1997, respectively.

4. REINSURANCE

The Company has entered into modified coinsurance cession agreements covering flexible premium deferred annuity policies distributed through Legacy Marketing Group (a third-party administrator). Future policy benefit reserves include reinsurance payable of $3,317,196,078 and $1,511,542,946 at December 31, 1999
and 1998, respectively. Net realized capital gains are net of realized gains allocated to the reinsurer of $15,316,835, $14,194,580 and $2,587,253 in 1999,
1998 and 1997, respectively.

The Company remains liable for ceded risks in the event that the reinsurer does not meet its obligations. Management believes its reinsurer will meet its obligations under existing contracts.

5. SHAREHOLDER'S EQUITY

Massachusetts insurance regulations require the Company to maintain a minimum capital and surplus of $1,200,000. Statutory capital and surplus at December 31, 1999 and 1998 was $50,145,736 and $59,886,970, respectively. Statutory net loss for 1999, 1998 and 1997 was $10,970,330, $13,554,570 and $4,957,736,
respectively.

                        IL Annuity and Insurance Company

5. SHAREHOLDER'S EQUITY (CONTINUED)

Generally, the maximum amount of dividends which can be paid to its shareholder without prior approval of the Insurance Commissioner of the State of Massachusetts is 10% of statutory surplus at the prior year end.

State insurance regulatory authorities impose minimum risk-based capital requirements on insurance enterprises that were developed by the NAIC. The formulas for determining the amount of risk-based capital ("RBC") specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of investment and insurance risks. Regulatory compliance is determined by a ratio (the "Ratio") of the enterprise's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level RBC, as defined by NAIC. Enterprises below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. At December 31, 1999, the Company exceeds the RBC requirements.

6. RELATED PARTY TRANSACTIONS

The Company was allocated expenses of $3,669,941, 2,998,435 and $1,999,903 for various administrative services from ILICo for 1999, 1998 and 1997, respectively, in conjunction with expense allocation agreements.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

      Cash and cash equivalents, accrued investment income and policy loans: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

      Fixed maturity and equity securities: Fair values of bonds and stocks are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

      Mortgage loans: The fair value of mortgage loans was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

      Investment-type contracts: The fair value of deferred annuities is believed to approximate the cash surrender value.

                        IL Annuity and Insurance Company

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying amount and fair values of the Company's financial instruments at December 31, are as follows:

                                              1999                                1998
                               -----------------------------------------------------------------------
                                  CARRYING                             CARRYING
                                   AMOUNT           FAIR VALUE          AMOUNT           FAIR VALUE
                               -----------------------------------------------------------------------
ASSETS:
Fixed maturity securities:
   Available for sale          $2,908,292,170     $2,908,292,170     $1,675,815,473     $1,675,815,473
   Held to maturity                 7,694,723          7,597,117          8,032,183          8,671,270
   Trading                                 --                 --        104,749,857        104,749,857
Equity securities                     950,250            950,250                 --                 --
Mortgage loans                     25,867,524         25,804,851         25,008,180         27,335,409

LIABILITIES:
Deferred annuities              3,136,174,442      2,917,839,829      2,071,810,495      1,937,218,686

8. YEAR 2000 (UNAUDITED)

In 1997, ILICo's Board of Directors adopted a Year 2000 Plan to address all major computing information systems including hardware, software, equipment and business partners which includes the Company. The objective of the Year 2000 Plan was to ensure that the Company can continue to serve its customers with minimal business disruptions and business risk. The Year 2000 Plan was supported by Company officers and executive management, and is closely monitored by the Board of Directors.

As a result of the foregoing, the Company conducted business as usual on work day one of Year 2000. A few minor issues occurred and were resolved, but there was no impact to business operations and no need to invoke the Company's contingency plans. Although it anticipates no problems, the Company will continue to monitor systems and business applications to ensure future year 2000 processing dates are successfully completed.

                        IL Annuity and Insurance Company

9. AFFILIATION

On February 18, 2000, ILICo entered into a definitive agreement with American Mutual Holding Company ("AMHC") and AmerUs Life Holdings, Inc. ("AmerUs"), which contemplates the ultimate combination of AMHC, AmerUs and ILICo. The transaction, which includes demutualization by ILICo, is subject to various governmental and insurance department approvals. Under the agreement, AHMC initially acquired a 45% ownership interest in IL Group.